UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-301-296-5100

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
Rydex Series Funds

Series Managed Futures
Series Alternative Investments

JUNE 30, 2010
RYDEX SERIES FUNDS SEMI – ANNUAL REPORT
ALTERNATIVES FUND
MANAGED FUTURES STRATEGY FUND

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

2

TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

MANAGED FUTURES STRATEGY FUND	6

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

OTHER INFORMATION	23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	24
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER,
The mood surrounding the economy and investments changed during the first half of 2010, from one sustained by the belief that U.S. economic recovery was taking hold to one where a double-dip recession couldn’t be ruled out. Anxiety in the markets was at its highest level since the economy started gathering strength about a year ago.
Precipitating much of the change in sentiment was the Greek economic crisis. With the economy in shambles, the country requested an international bailout in April, later receiving commitments of $140 billion from the International Monetary Fund and the European Union, and prompting eurozone governments to set up a $550 billion fund to help stabilize EU states.
After a solid first quarter, U.S. stocks stumbled in the April-June quarter, as investors grew defensive, which helped boost the price of gold and relatively safe U.S. Treasuries. Continuing weakness in employment, and a slump in new home sales following the end of a federal tax credit, led forecasters to revisit estimates of around 3% second-quarter GDP, indeed estimates for the entire year. Debate brewed about U.S. government spending, the source of much recent economic growth through massive stimulus efforts, and whether further stimulus or some belt-tightening was now in order. The Federal Reserve indicated that it would keep short-term rates near zero for an extended period, but the language surrounding the declaration was less optimistic than in recent months. At a White House meeting in late June, President Obama and Fed Chairman Ben Bernanke struck a moderate tone, saying that they agreed the economy is “into recovery.” But the president acknowledged that European economic troubles and the pressing unemployment problem were responsible for some headwinds and continued skittishness among businesses and investors.
Another notable event in the first half was concern of a retraction in the Chinese domestic economy and real estate market, which damaged domestic equity market performance there and rippled out to global markets. In spite of these developments, the OECD raised its estimate of global economic growth for 2010 to 4.6%. Echoing that was U.S. corporate earnings. The stocks in the S&P 500 Index* were forecast to grow from 25-30% from a year ago.
The first half was a tale of two equity markets in the U.S. The first lasted until late April, with equities rising about 11%. Economic troubles in Europe then rattled investors, along with weak employment and housing reports, and equities suffered a 15% decline from the April high through the end of June. Through June 30, the Dow Jones Industrial Average* was down about 6%, ending the half at a new low for 2010. Similar 6-7% drops befell the S&P and NASDAQ*. Most sectors of the market have lost ground this year. The energy and materials sectors have been hit the hardest, losing about 13%, and the consumer discretionary sector has fallen 9%.
In major overseas stock markets, China’s Shanghai Composite fell about 27% for the first half, and Japan’s Nikkei 225* Index slipped to its lowest level since November based on Chinese market weakness. Reflecting economic concern in Greece, the Greece ASE Composite fell 35% in the first half, while the relative economic stability in Germany helped its DAX eke out a first half gain of 0.1%. The MSCI EAFE* Index was down about 13% for the first half, while the MSCI Emerging Markets Index* was down about 7%.
In credit markets in the first half, the rally that had been going strong since late 2008 slowed. Corporate bond prices slipped from their recent peak in the first quarter of 2010, when yields were at their lowest level relative to Treasurys since November 2007. The change in outlook for credit markets was reflected in the three-month London interbank offered rate, which at the end of the half was at its highest level since mid-2009, and also in a flattening of the U.S. Treasury yield curve.
2	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

U.S. Treasury prices rose as funds searched for a safe haven, and concerns grew about the strength of the U.S. recovery. By the end of the first half, the yield on the 10-year note fell below 3% for the first time since April 2009, from 3.85% in January, while the two-year note yield reached a record low. The fall in yield was in spite of $300 billion in new issuance in the second quarter. According to index data from Bank of America Merrill Lynch, Treasurys rose 5.8% for the first half.
Currency moves made news in the first half. The euro fell 15% against the dollar in the first half of the year. Analysts said the drop reflected a growing view that countries in the euro zone will need to cut spending in the face of mounting deficits, which could undermine economic growth. China in June said it would allow its currency, the yuan, to move more a bit more freely against the dollar, after being pegged to the dollar for the past couple of years. The move helped deflect criticism that China wasn’t doing enough to help the global economic recovery in advance of a G20 summit in mid-June.
Leading news in the commodities markets was the record price of gold. The price of an ounce has climbed about 10% so far in 2010, reaching a record high in late June of $1,265. Oil ended the first half just shy of $76 per barrel; its decline of almost 10% in the April-June period marked its first quarterly decline since 2008.
At Rydex|SGI, we have noted the change in the tenor of markets at mid-year. U.S. GDP is growing, but every month of poor employment and housing reports postpones a convincing recovery. Corporate profit growth plays to the potential for improving equities markets at home, but the continuing appeal of safe havens in metals, currencies and government bonds suggests investors remain cautious about the strength of the global economy. Countries around the world are facing challenges at the same time, with massive debt and deficit problems in Europe, slowing growth in China and possible stalling of the U.S. recovery.
Many of the products in the Rydex|SGI family are designed to help investors navigate uncertain markets, particularly several recent launches in our alternative mutual fund space. We invite you to find out more, and we thank you for the opportunity to be a part of your investment planning.
Michael Byrum
President & Chief Investment Officer

*	Indices are defined as follows:
Standard & Poor’s 500 Index (S&P 500) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
NASDAQ Composite – a capitalization-weighted index of more than 3,000 companies listed on the NASDAQ Stock Market.
The Dow Jones Industrial Average (DJIA) – a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.
Nikkei 225 – a price-weighted index of 225 blue-chip companies traded on the Tokyo Stock Exchange.
MSCI EAFE Index (Europe, Australasia, Far East) – a market-capitalization index designed to measure equity market performance in developed markets, excluding the U.S. & Canada. Consists on 2010 of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
MSCI EAFE Emerging Markets – a market-capitalization index designed to measure equity market performance in emerging markets. Consists in 2010 of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com. Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2009 and ending June 30, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b), Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

					Beginning	Ending	Expenses
	Expense		Fund		Account Value	Account Value	Paid During
	Ratio	[1]	Return		December 31, 2009	June 30, 2010	Period	[2]
Table 1. Based on actual Fund return[3]
Managed Futures Strategy Fund
A-Class	1.97%		(5.37%	)	$1,000.00	$946.29	$ 9.51
C-Class	2.72%		(5.72%	)	1,000.00	942.84	13.10
H-Class	1.97%		(5.37%	)	1,000.00	946.29	9.51
I-Class[4]	1.72%		(0.78%	)	1,000.00	992.20	2.77
Y-Class[4]	1.66%		(1.36%	)	1,000.00	986.40	4.25

Table 2. Based on hypothetical 5% return (before expenses)
Managed Futures Strategy Fund
A-Class	1.97%		5.00%		$1,000.00	$1,015.03	$ 9.84
C-Class	2.72%		5.00%		1,000.00	1,011.31	13.56
H-Class	1.97%		5.00%		1,000.00	1,015.03	9.84
I-Class[4]	1.72%		5.00%		1,000.00	1,016.27	8.60
Y-Class[4]	1.66%		5.00%		1,000.00	1,016.75	8.39

[1]	Annualized

[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by number of days in current fiscal year.

[3]	Actual cumulative return at net asset value for the period December 31, 2009 to June 30, 2010.

[4]	Since the commencement of operations: March 29, 2010 — Y-Class May 3, 2010 — I-Class
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	5

FUND PROFILE (Unaudited)
June 30, 2010

MANAGED FUTURES STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund’s current benchmark is the Standard & Poor’s Diversified Trends Indicator® (the “benchmark” or the “S&P DTI”). If the Fund meets its objective, the value of the Fund’s shares will tend to increase on a daily basis by the amount of any increase in the value of the benchmark. When the value of the benchmark declines, the value of the Fund’s shares should also decrease on a daily basis by the amount of any decrease in the value of the benchmark.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 2, 2007
C-Class	March 2, 2007
H-Class	March 2, 2007
I-Class	May 3, 2010
Y-Class	March 29, 2010

The Fund invests principally in commodity, currency, and financial-linked structured notes, exchange-traded funds, and in commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.
6	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 MANAGED FUTURES STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES(b) - 56.9%
Fannie Mae[2]
0.38% due 01/18/11	$175,000,000	$174,745,900
0.20% due 08/23/10	100,000,000	99,991,200
0.33% due 12/20/10	59,000,000	58,937,991
0.16% due 07/28/10	50,000,000	49,998,850
0.20% due 08/02/10	50,000,000	49,997,350
0.20% due 08/25/10	50,000,000	49,995,400
0.21% due 09/13/10	50,000,000	49,989,700
0.25% due 09/20/10	50,000,000	49,988,750
0.37% due 01/03/11	50,000,000	49,932,850
0.50% due 03/28/11	50,000,000	49,880,000
0.46% due 07/30/10	25,000,000	24,999,400
0.42% due 08/09/10	25,000,000	24,998,375
0.25% due 08/16/10	25,000,000	24,998,075
0.31% due 12/13/10	25,000,000	24,974,800
0.46% due 03/01/11	25,000,000	24,946,000
0.43% due 06/20/11	25,000,000	24,894,300
0.15% due 09/22/10	16,000,000	15,996,304
Freddie Mac[2]
0.16% due 07/12/10	75,000,000	74,999,325
0.20% due 07/06/10	50,000,000	49,999,800
0.16% due 07/26/10	50,000,000	49,998,950
0.20% due 09/15/10	30,000,000	29,993,670
0.18% due 08/17/10	25,000,000	24,998,050
0.18% due 09/01/10	25,000,000	24,995,700
Farmer Mac[1]
0.44% due 10/18/10	50,000,000	49,977,300
0.38% due 02/10/11	50,000,000	49,912,900
0.25% due 11/18/10	25,000,000	24,980,550
0.30% due 12/15/10	25,000,000	24,974,475
0.51% due 06/07/11	6,000,000	5,975,562
Federal Home Loan Banks[1]
0.16% due 09/24/10	50,000,000	49,988,200
0.30% due 09/28/10	25,000,000	24,993,825

Total Federal Agency Discount Notes
(Cost $1,334,513,534)		1,335,053,552

FEDERAL AGENCY NOTES(b) - 21.1%
Federal Home Loan Banks[1]
0.50% due 10/29/10	100,000,000	100,091,550
0.50% due 04/06/11	50,000,000	50,015,600
0.25% due 02/25/11	50,000,000	49,952,100
0.57% due 04/13/11	30,000,000	30,015,060
0.75% due 03/18/11	25,000,000	25,064,825
0.57% due 12/29/10	25,000,000	25,035,950
0.70% due 06/15/11	25,000,000	25,017,500
0.65% due 05/25/11	25,000,000	25,006,575
0.61% due 05/26/11	25,000,000	25,004,425
0.45% due 02/25/11	25,000,000	24,999,475
0.57% due 07/06/10	15,000,000	15,000,735

	FACE	MARKET
	AMOUNT	VALUE

Farmer Mac[1]
0.50% due 10/01/10	$50,000,000	$50,034,950
0.40% due 12/28/10	25,000,000	25,015,125
0.60% due 04/29/11	25,000,000	25,002,300

Total Federal Agency Notes
(Cost $495,052,011)		495,256,170

STRUCTURED NOTES[3](b) - 4.0%
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 0.27%
due 04/06/11	21,000,000	20,599,298
Merrill Lynch & Co., S&P Diversified Trends Indicator Price Return Linked
Notes 0.14% due 05/20/11	20,000,000	19,426,578
Goldman Sachs Group, S&P Diversified Trends Indicator Total Return Linked
Notes 0.04% due 07/18/11	16,000,000	16,012,548
Merrill Lynch & Co., S&P Diversified Trends Indicator Price Return Linked
Notes 0.15% due 06/24/11	15,000,000	15,260,033
Goldman Sachs Group, S&P Diversified Trends Indicator Total Return Linked
Notes 0.15% due 08/22/11	14,000,000	13,992,952
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked
Notes 0.27% due 10/04/10	10,000,000	7,755,974

Total Structured Notes
(Cost $96,000,000)		93,047,383

WORLD BANK DISCOUNT NOTE(b) - 0.8%
World Bank Discount Note 0.21% due 07/01/10	20,000,000	20,000,000

Total World Bank Discount Note
(Cost $20,000,000)		20,000,000

	CONTRACTS
OPTIONS PURCHASED(a) - 0.0%
Put Options on:
August 2010 Gold Futures Contracts Expiring with strike price of 800.0	50	500

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MANAGED FUTURES STRATEGY FUND

		MARKET
	CONTRACTS	VALUE

July 2010 Silver Futures
Contracts Expiring with
strike price of 15.0	494	$2,470

Total Put Options		2,970

Total Options Purchased
(Cost $128,275)		$2,970

	FACE
	AMOUNT
REPURCHASE AGREEMENTS(b),† - 14.6%
Mizuho Financial Group, Inc.
issued 06/30/10 at 0.00%
due 07/01/10	$110,150,875	110,150,875
HSBC Group
issued 06/30/10 at 0.00%
due 07/01/10	93,040,059	93,040,059
Credit Suisse Group
issued 06/30/10 at 0.01%
due 07/01/10	67,210,022	67,210,022
Morgan Stanley
issued 06/30/10 at 0.01%
due 07/01/10	50,263,021	50,263,021
Deutsche Bank
issued 06/30/10 at 0.00%
due 07/01/10	21,388,519	21,388,519

Total Repurchase Agreements
(Cost $342,052,496)		342,052,496

Total Investments - 97.4%
(Cost $2,287,746,316)		$2,285,412,571
Cash & Other Assets, Less Liabilities - 2.6%		60,905,518

Total Net Assets - 100.0%		$2,346,318,089

		Unrealized
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES PURCHASED(a)
September 2010 Japanese Yen
Currency Futures Contracts
(Aggregate Market Value of
Contracts $324,264,000)	2,290	$11,155,003

FUTURE CONTRACTS PURCHASED(a)
September 2010 U.S. Treasury
Bond Futures Contracts
(Aggregate Market Value of
Contracts $202,236,094)	1,585	7,294,376
September 2010 U.S. Treasury
10 Year Note Futures Contracts
(Aggregate Market Value of
Contracts $198,652,500)	1,620	$4,908,074

(Total Aggregate Market Value of Contracts $400,888,594)		$12,202,450

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

COMMODITY FUTURES PURCHASED(a)
September 2010 Silver
Futures Contracts
(Aggregate Market Value of
Contracts $44,700,000)	480	$2,977,310
October 2010 Gold
Futures Contracts
(Aggregate Market Value of
Contracts $48,601,800)	390	2,248,174
August 2010 Gold 100 Oz
Futures Contracts
(Aggregate Market Value of
Contracts $46,661,250)	375	1,494,449
December 2010 Cotton #2
Futures Contracts
(Aggregate Market Value of
Contracts $11,527,500)	300	305,624
March 2011 Cotton
Futures Contracts
(Aggregate Market Value of
Contracts $14,452,200)	370	288,174

(Total Aggregate Market Value of Contracts $165,942,750)		$7,313,731

COMMODITY FUTURES SOLD SHORT(a)
December 2010 Wheat
Futures Contracts
(Aggregate Market Value of
Contracts $47,864,250)	1,890	2,992,626
December 2010 Corn
Futures Contracts
(Aggregate Market Value of
Contracts $65,119,725)	3,487	2,701,744
July 2011 Soybean
Futures Contracts
(Aggregate Market Value of
Contracts $74,420,000)	1,600	740,864
September 2010 Cocoa
Futures Contracts
(Aggregate Market Value of
Contracts $24,738,000)	840	279,037
March 2011 Soybean
Futures Contracts
(Aggregate Market Value of
Contracts $55,050,000)	1,200	224,233
November 2010 Soybean
Futures Contracts
(Aggregate Market Value of
Contracts $11,236,125)	249	(19,858)

8	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 MANAGED FUTURES STRATEGY FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

August 2010 Lean Hogs
Futures Contracts
(Aggregate Market Value of
Contracts $50,753,640)	1,554	$(249,594)
May 2011 Sugar #11
Futures Contracts
(Aggregate Market Value of
Contracts $15,218,280)	825	(566,094)
October 2010 Sugar #11
Futures Contracts
(Aggregate Market Value of
Contracts $13,708,800)	765	(894,592)
September 2010 Wheat
Futures Contracts
(Aggregate Market Value of
Contracts $18,009,375)	750	(950,074)
August 2010 Live Cattle
Futures Contracts
(Aggregate Market Value of
Contracts $77,314,000)	2,150	(990,330)
July 2011 Corn
Futures Contracts
(Aggregate Market Value of
Contracts $41,265,300)	2,053	(1,082,764)
December 2010 Coffee
Futures Contracts
(Aggregate Market Value of
Contracts $12,446,250)	200	(1,413,539)
September 2010 Copper
Futures Contracts
(Aggregate Market Value of
Contracts $128,012,500)	1,750	(3,042,477)

(Total Aggregate Market Value of Contracts $635,156,245)		$(2,270,818)

CURRENCY FUTURES SOLD SHORT(a)
September 2010 Canadian
Currency Futures Contracts
(Aggregate Market Value of
Contracts $25,347,600)	270	165,147
September 2010 Australian Dollar
Futures Contracts
(Aggregate Market Value of
Contracts $51,714,200)	620	(1,315,387)

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

September 2010 Swiss Franc
Futures Contracts
(Aggregate Market Value of
Contracts $54,578,750)	470	$(3,848,494)
September 2010 British Pound
Currency Futures Contracts
(Aggregate Market Value of
Contracts $131,632,313)	1,410	(4,139,446)
September 2010 Euro
Currency Futures Contracts
(Aggregate Market Value of
Contracts $339,465,750)	2,220	(6,924,965)

(Total Aggregate Market Value of Contracts $602,738,613)		$(16,063,145)

†	Repurchase Agreements — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.

[1]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the Benchmark is $285,047,383 as of June 30, 2010 — See Note 2.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	9

 MANAGED FUTURES STRATEGY FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$1,943,360,075
Repurchase agreements, at value	342,052,496

Total investments	2,285,412,571
Segregated cash with broker	77,777,823
Cash	675
Fund shares sold	6,461,686
Interest	692,168

Total assets	2,370,344,923

Liabilities:
Variation margin	9,406,909
Fund shares redeemed	8,101,218
Management fees	1,704,696
Custodian fees	63,253
Transfer agent/maintenance fees	471,618
Distribution and service fees	585,832
Portfolio accounting fees	84,563
Licensing fees	2,358,981
Other	1,249,764

Total liabilities	24,026,834

Net assets	$2,346,318,089

Net assets consist of:
Paid in capital	2,499,929,129
Accumulated net investment loss	(21,411,580)
Accumulated net realized loss on sale of investments	(142,202,936)
Net unrealized appreciation in value of investments	10,003,476

Net assets	2,346,318,089

A-Class:
Net assets	$666,923,586
Capital shares outstanding	26,287,761
Net asset value per share	$25.37

Maximum offering price per share*	$26.64

C-Class:
Net assets	$197,834,892
Capital shares outstanding	7,997,364
Net asset value per share	$24.74

H-Class:
Net assets	$1,405,182,079
Capital shares outstanding	55,389,216
Net asset value per share	$25.37

I-Class:
Net assets	$7,933,027
Capital shares outstanding	312,561
Net asset value per share	$25.38

Y-Class:
Net assets	$68,444,505
Capital shares outstanding	2,695,754
Net asset value per share	$25.39

Investments, at cost	$1,945,693,820
Repurchase agreements, at cost	342,052,496

Total cost	$2,287,746,316
CONSOLIDATED STATEMENT OF OPERATIONS
(Unaudited)
For the Period Ended June 30, 2010

Investment Income:
Interest	$3,328,465

Total investment income	3,328,465

Expenses:
Management fees	10,990,469
Transfer agent and administrative fees	2,793,770
Distribution and Service Fees:
A-Class	793,229
C-Class	1,028,606
H-Class	1,732,029
Portfolio accounting fees	500,164
Licensing fees	3,824,312
Trustees’ fees**	142,651
Audit and outside service fees	750,462
Miscellaneous	1,155,621

Total expenses	23,711,313
Less expenses waived by advisor	(923,157)
Net expenses	22,788,156

Net investment loss	(19,459,691)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(25,326,711)
Futures contracts	(116,950,920)
Options written	1,378,280

Net realized loss	(140,899,351)

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	3,973,469
Futures contracts	27,170,012

Net unrealized appreciation	31,143,481

Net loss	(109,755,870)

Net decrease in net assets resulting from operations	$(129,215,561)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 MANAGED FUTURES STRATEGY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended		Year
	June 30,		Ended
	2010		December 31,
	(Unaudited)		2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(19,459,691)		$(28,587,793)
Net realized loss during the period on investments	(140,899,351)		(31,498,750)
Net unrealized appreciation (depreciation) during the period on investments	31,143,481		(22,420,846)

Net decrease in net assets resulting from operations	(129,215,561)		(82,507,389)

Distributions to Shareholders	—		—

Capital share transactions:
Proceeds from sale of shares
A-Class	265,552,740		611,325,857
C-Class	30,868,521		161,271,111
H-Class	521,036,008		1,313,253,028
I-Class	8,018,521	*	—
Y-Class	68,417,406	**	—
Redemption fees collected
A-Class	21,475		56,863
C-Class	6,862		22,494
H-Class	46,570		146,000
I-Class	18	*	—
Y-Class	487	**	—
Cost of shares redeemed
A-Class	(198,900,593)		(254,647,105)
C-Class	(45,614,461)		(52,321,662)
H-Class	(503,972,596)		(629,429,517)
I-Class	(65,172	)*	—
Y-Class	(150,000	)**	—

Net increase from capital share transactions	145,265,786		1,149,677,069

Net increase in net assets	16,050,225		1,067,169,680

Net assets:
Beginning of period	2,330,267,864		1,263,098,184

End of period	$2,346,318,089		$2,330,267,864

Accumulated net investment loss at end of period	$(21,411,580)		$(1,951,889)

Capital share activity:
Shares sold
A-Class	10,299,749		22,459,882
C-Class	1,223,524		6,015,658
H-Class	20,228,148		48,159,122
I-Class	315,144	*	—
Y-Class	2,701,637	**	—
Shares reinvested
A-Class	—		(50)
C-Class	—		—
H-Class	—		13
I-Class	—		—
Y-Class	—		—
Shares redeemed
A-Class	(7,736,049)		(9,398,101)
C-Class	(1,816,728)		(1,967,210)
H-Class	(19,621,898)		(23,279,169)
I-Class	(2,583	)*	—
Y-Class	(5,883	)**	—

*	Since the commencement of operations: May 3, 2010.

**	Since the commencement of operations: March 29, 2010.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	11

 MANAGED FUTURES STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		December 31,	December 31,		March 31,		March 31,
A-Class	2010	[a]	2009 [j]	2008	[i,j]	2008		2007	[b]
Per Share Data
Net asset value, beginning of period	$26.81		$28.04	$28.26		$25.03		$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]		(.21)	(.39)	—	[h]	.57		.09
Net gain (loss) on securities (realized and unrealized)		(1.23)	(.84)	.83		2.64		(.06)

Total from investment operations		(1.44)	(1.23)	.83		3.21		.03

Less distributions:
Dividends from net investment income	—		—	(.57)		—		—
Distributions from realized gains	—		—	(.50)		—	[h]	—

Total distributions	—		—	(1.07)		—	[h]	—

Redemption fees collected	—	[h]	— [h]	.02		.02		—	[h]

Net asset value, end of period	$25.37		$26.81	$28.04		$28.26		$25.03

Total Return[d]	(5.37%	)	(4.39)%	2.96%		12.92%		0.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$666,924		$636,083	$298,987		$128,744		$23,655

Ratios to average net assets:
Net investment income (loss)	(1.67%	)	(1.42% )	(0.02%	)[k]	2.15%		2.06%	[k]
Total expenses[e]	2.05%		2.16%	1.77%	[k]	1.72%		1.81%	[k]
Net expenses[f]	1.97%		2.05%	1.77%	[k]	1.72%		1.81%	[k]
Operating expenses[g]	1.97%		2.05%	1.75%	[k]	1.69%		1.81%	[k]

Portfolio turnover rate	39%		125%	74%		154%		20%

	Period Ended		Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		December 31,	December 31,		March 31,		March 31,
C-Class	2010	[a]	2009 [j]	2008	[i,j]	2008		2007	[b]
Per Share Data
Net asset value, beginning of period	$26.24		$27.65	$28.04		$25.02		$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]		(.30)	(.58)	(.16)		.35		.05
Net gain (loss) on securities (realized and unrealized)		(1.20)	(.83)	.82		2.65		(.03)

Total from investment operations		(1.50)	(1.41)	.66		3.00		.02

Less distributions:
Dividends from net investment income	—		—	(.57)		—		—
Distributions from realized gains	—		—	(.50)		—	[h]	—

Total distributions	—		—	(1.07)		—	[h]	—

Redemption fees collected	—	[h]	— [h]	.02		.02		—	[h]

Net asset value, end of period	$24.74		$26.24	$27.65		$28.04		$25.02

Total Return[d]	(5.72%	)	(5.10)%	2.37%		12.08%		0.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$197,835		$225,416	$125,601		$46,005		$2,703

Ratios to average net assets:
Net investment income (loss)	(2.42%	)	(2.17% )	(0.78%	)[k]	1.30%		1.15%	[k]
Total expenses[e]	2.80%		2.92%	2.51%	[k]	2.48%		2.60%	[k]
Net expenses[f]	2.72%		2.81%	2.51%	[k]	2.48%		2.60%	[k]
Operating expenses[g]	2.72%		2.81%	2.49%	[k]	2.45%		2.60%	[k]

Portfolio turnover rate	39%		125%	74%		154%		20%
12	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

 MANAGED FUTURES STRATEGY FUND
FINANCIAL HIGHLIGHTS (continued)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		December 31,	December 31,		March 31,		March 31,
H-Class	2010	[a]	2009 [j]	2008	[i,j]	2008		2007	[b]
Per Share Data
Net asset value, beginning of period	$26.81		$28.04	$28.26		$25.03		$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]		(.21)	(.38)	(.01)		.58		.09
Net gain (loss) on securities (realized and unrealized)		(1.23)	(.85)	.84		2.63		(.06)

Total from investment operations		(1.44)	(1.23)	.83		3.21		.03

Less distributions:
Dividends from net investment income	—		—	(.57)		—		—
Distributions from realized gains	—		—	(.50)		—	[h]	—

Total distributions	—		—	(1.07)		—	[h]	—

Redemption fees collected	—	[h]	— [h]	.02		.02		—	[h]

Net asset value, end of period	$25.37		$26.81	$28.04		$28.26		$25.03

Total Return[d]	(5.37%	)	(4.39)%	2.96%		12.92%		0.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,405,182		$1,468,770	$838,511		$322,673		$45,781

Ratios to average net assets:
Net investment income (loss)	(1.67%	)	(14.10% )	(0.03%	)[k]	2.17%		2.19%	[k]
Total expenses[e]	2.05%		2.16%	1.77%	[k]	1.73%		1.77%	[k]
Net expenses[f]	1.97%		2.05%	1.77%	[k]	1.73%		1.77%	[k]
Operating expenses[g]	1.97%		2.05%	1.75%	[k]	1.70%		1.77%	[k]

Portfolio turnover rate	39%		125%	74%		154%		20%

	Period
	Ended
	June 30,
I-Class	2010	[a,b]
Per Share Data
Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.06)
Net gain on securities (realized and unrealized)	.44

Total from investment operations	.38

Redemption fees collected	—

Net asset value, end of period	$25.38

Total Return[d]	(0.78%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,933

Ratios to average net assets:
Net investment loss	(0.46%	)
Total expenses[e]	1.79%
Net expenses[f]	1.72%
Operating expenses[g]	1.72%

Portfolio turnover rate	39%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	13

 MANAGED FUTURES STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended
	June 30,
Y-Class	2010	[a,b]
Per Share Data
Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.09)
Net gain on securities (realized and unrealized)	.48

Total from investment operations	.39

Redemption fees collected	—

Net asset value, end of period	$25.39

Total Return[d]	(1.36%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$68,445

Ratios to average net assets:
Net investment loss	(0.71%	)
Total expenses[e]	1.74%
Net expenses[f]	1.66%
Operating expenses[g]	1.66%

Portfolio turnover rate	39%

[a]	Unaudited figures for the period ended June 30, 2010 have been consolidated. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since the commencement of operations: March 2, 2007 — A-Class, C-Class and H-Class; March 29, 2010 — Y-Class; May 3, 2010 — I-Class.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]	Operating expenses exclude short dividends expense.

[h]	Less than $.01 per share.

[i]	The Fund changed its fiscal year end from March 31 to December 31 in 2008.

[j]	Consolidated.

[k]	Annualized.
14	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1.    Organization, Consolidation of Subsidiary and Significant Accounting Policies
Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor-Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares and I-Class shares. C-Class shares have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At June 30, 2010, the Trust consisted of fifty-nine separate Funds. This report covers the Managed Futures Strategy Fund (the “Fund”). Only A-Class, C-Class, H-Class, Y-Class and I-Class shares have been issued by the Fund. All share classes are subject to a 1% redemption fee when shares are redeemed within 30 days of purchase.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Consolidation of Subsidiary
The consolidated financial statements include the accounts of a wholly-owned and controlled Cayman Islands subsidiary, (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Fund.
The Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.
A summary of the Fund’s investment in the Subsidiary is as follows:

		Subsidiary	% of Total
	Inception	Net Assets at	Net Assets at
	Date of	June 30,	June 30,
	Subsidiary	2010	2010
Managed Futures Strategy Fund	05/01/08	$176,106,699	7.51%
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price at the close of business. Short-term debt securities with a maturity of 60 days or less and repurchase agreements are valued at amortized cost, which approximates market value.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	15

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

underlying index cease trading before the Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obliga-
tion to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sale transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
F. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
G. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
H. The Fund may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an
16	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to such Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
J. Throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
2.    Financial Instruments
As part of its investment strategy, the Trust may utilize short sales, and a variety of derivative instruments, including structured notes, options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, structured notes, options, futures contracts, options on futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	17

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established strict counter-party credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.    Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles require disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund seeks to gain exposure to its benchmark by investing in commodity, currency, and financial-linked derivative instruments, including structured notes, commodity options, futures and options on futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Fund’s net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Approximate percentage of Fund’s
Fund	net assets on a daily basis
Managed Futures Strategy Fund	105%
The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of June 30, 2010:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives

Interest rate contracts	Investment Securities	Investment Securities
Currency/Commodity contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2010:

Asset Derivative Investments Value

	Futures	Futures	Futures
	Currency	Commodity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	Contracts*	June 30, 2010
Managed Futures Strategy Fund	$11,320,150	$14,252,235	$12,202,450	$37,774,835

Liability Derivative Investments Value

	Futures	Futures	Futures
	Currency	Commodity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	Contracts*	June 30, 2010
Managed Futures Strategy Fund	$16,228,292	$9,209,322	$—	$25,437,614

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of June 30, 2010:

Derivative Investment Type	Type Location of Gain (Loss) on Derivatives

Currency/Commodity/Interest rate contracts	Net realized gain (loss) on futures contracts Change in net unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure as of June 30, 2010:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures	Futures
	Currency	Commodity	Interest Rate	Written
Fund	Contracts	Contracts	Contracts	Options	Total
Managed Futures Strategy Fund	$16,500,722	$(45,426,075)	$(88,025,567)	$1,378,280	$(115,572,640)
18	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures	Futures
	Currency	Commodity	Interest Rate
Fund	Contracts	Contracts	Contracts	Total
Managed Futures Strategy Fund	$29,759,169	$(26,431,056)	$23,841,899	$27,170,012
4.    Call Options Written
Transactions in options written during the period ended June 30, 2010, were as follows:

	Managed Futures Strategy Fund
	Number of	Premiums
	Contracts	Received
Options outstanding at December 31, 2009	—	$—
Options written	2,500	3,409,525
Options terminated in closing purchase transactions	(800)	(1,502,030)
Options expired	(1,700)	(1,907,495)
Options exercised	—	—

Options outstanding at June 30, 2010	—	$—
5.    Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Fund pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets. Rydex Investments provides transfer agent and administrative services to the Fund calculated at an annualized rate of 0.20% of the average daily net assets of the Y-Class and 0.25% of the average daily net assets of the remaining Fund classes.
Rydex Investments also provides accounting services to the Fund for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million.
Rydex Investments engages external service providers to perform other necessary services for the Fund, such as accounting and audit related services, legal services, custody, printing and mailing, etc., on a pass through basis. Such expenses are allocated to the Fund based on relative net assets. Organizational and setup costs for new funds are paid by the Trust.
The Trust has adopted a Distribution Plan applicable to its A-Class shares and H-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual distribution fee of 0.75% reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
For the period ended June 30, 2010, the Distributor retained sales charges of $379,959 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
6.    Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.
Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	19

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 – 2009), and has concluded that no provision for income tax was required in the Fund’s financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
At June 30, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Loss
Managed Futures Strategy Fund	$2,287,746,316	$1,042,452	$(3,376,197)	$(2,333,745)
7.    Repurchase Agreements
The Fund transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at June 30, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price
Mizuho Financial Group, Inc.	0.00% due 07/01/10	$515,000,000	$515,000,000	$515,000,000
HSBC Group	0.00% due 07/01/10	435,000,000	435,000,000	435,000,000
Credit Suisse Group	0.01% due 07/01/10	424,109,455	424,109,455	424,109,573
Morgan Stanley	0.01% due 07/01/10	235,000,000	235,000,000	235,000,033
Deutsche Bank	0.00% due 07/01/10	100,000,000	100,000,000	100,000,000

			$1,709,109,455	$1,709,109,606

At June 30, 2010, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value
U.S. Treasury Notes	02/29/12 – 11/15/18	0.88% – 3.75%	$783,607,200	$814,584,411
U.S. Treasury Bills	10/21/10 – 11/26/10	0.00%	485,330,000	485,013,061
U.S. Treasury Bond	02/15/38	4.38%	405,927,600	443,700,042

				$1,743,297,514

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seek to assert its rights. The Fund’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
8.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-
20	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund’s net assets at June 30, 2010:

	Level 1	Level 1		Level 2	Level 2
	Investments	Other Financial		Investments	Other Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	Total
Assets
Managed Futures Strategy Fund	$—	$12,340,191		$2,285,409,601	$—		$2,297,749,792

Liabilities
Managed Futures Strategy Fund	—	—		—	—		—

* Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
9.    Securities Transactions
For the period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

Managed Futures
Strategy Fund
Purchases	$241,093,500
Sales	$114,578,591
10.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. As of and for the period ended June 30, 2010, the Funds did not have any outstanding borrowings under this agreement.
11.    New Share Classes
On March 29, 2010, the Managed Futures Strategy Fund introduced the Y-Class share class and on May 3, 2010, introduced the I-Class institutional share class.
12.    Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements.
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	21

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (concluded)

entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
22	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Proxy Results
At a special meeting of shareholders held on June 18, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex Series Funds and Rydex Advisors, LLC. A description of the number of shares voted is as follows:

	Shares	Shares	Shares
Fund	For	Against	Abstained
Managed Futures Strategy Fund	42,883,800	728,243	1,805,287
At a special meeting of shareholders held on June 18, 2010, the shareholders of the Funds also voted on whether to approve a change to a fundamental investment policy on borrowing money, consistent with applicable law. A description of the number of shares voted is as follows:

	Shares	Shares	Shares
Fund	For	Against	Abstained
Managed Futures Strategy Fund	41,610,061	1,806,061	2,001,209
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	144
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	144
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	144
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	144
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	144
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	144
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	144
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

24	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS — (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
26	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

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JUNE 30, 2010
RYDEX SERIES FUNDS SEMI-ANNUAL REPORT
ALTERNATIVES FUNDS
LONG/SHORT COMMODITIES STRATEGY FUND
MULTI-HEDGE STRATEGIES FUND
COMMODITIES STRATEGY FUND

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
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TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

ALTERNATIVES FUNDS

LONG/SHORT COMMODITIES STRATEGY FUND	6

MULTI-HEDGE STRATEGIES FUND	14

COMMODITIES STRATEGY FUND	32

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	38

OTHER INFORMATION	48

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	49
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER,
The mood surrounding the economy and investments changed during the first half of 2010, from one sustained by the belief that U.S. economic recovery was taking hold to one where a double-dip recession couldn’t be ruled out. Anxiety in the markets was at its highest level since the economy started gathering strength about a year ago.
Precipitating much of the change in sentiment was the Greek economic crisis. With the economy in shambles, the country requested an international bailout in April, later receiving commitments of $140 billion from the International Monetary Fund and the European Union, and prompting eurozone governments to set up a $550 billion fund to help stabilize EU states.
After a solid first quarter, U.S. stocks stumbled in the April-June quarter, as investors grew defensive, which helped boost the price of gold and relatively safe U.S. Treasuries. Continuing weakness in employment, and a slump in new home sales following the end of a federal tax credit, led forecasters to revisit estimates of around 3% second-quarter GDP, indeed estimates for the entire year. Debate brewed about U.S. government spending, the source of much recent economic growth through massive stimulus efforts, and whether further stimulus or some belt-tightening was now in order. The Federal Reserve indicated that it would keep short-term rates near zero for an extended period, but the language surrounding the declaration was less optimistic than in recent months. At a White House meeting in late June, President Obama and Fed Chairman Ben Bernanke struck a moderate tone, saying that they agreed the economy is “into recovery.” But the president acknowledged that European economic troubles and the pressing unemployment problem were responsible for some headwinds and continued skittishness among businesses and investors.
Another notable event in the first half was concern of a retraction in the Chinese domestic economy and real estate market, which damaged domestic equity market performance there and rippled out to global markets. In spite of these developments, the OECD raised its estimate of global economic growth for 2010 to 4.6%. Echoing that was U.S. corporate earnings. The stocks in the S&P 500 Index* were forecast to grow from 25-30% from a year ago.
The first half was a tale of two equity markets in the U.S. The first lasted until late April, with equities rising about 11%. Economic troubles in Europe then rattled investors, along with weak employment and housing reports, and equities suffered a 15% decline from the April high through the end of June. Through June 30, the Dow Jones Industrial Average* was down about 6%, ending the half at a new low for 2010. Similar 6-7% drops befell the S&P and NASDAQ*. Most sectors of the market have lost ground this year. The energy and materials sectors have been hit the hardest, losing about 13%, and the consumer discretionary sector has fallen 9%.
In major overseas stock markets, China’s Shanghai Composite fell about 27% for the first half, and Japan’s Nikkei 225* Index slipped to its lowest level since November based on Chinese market weakness. Reflecting economic concern in Greece, the Greece ASE Composite fell 35% in the first half, while the relative economic stability in Germany helped its DAX eke out a first half gain of 0.1%. The MSCI EAFE* Index was down about 13% for the first half, while the MSCI Emerging Markets Index* was down about 7%.
In credit markets in the first half, the rally that had been going strong since late 2008 slowed. Corporate bond prices slipped from their recent peak in the first quarter of 2010, when yields were at their lowest level relative to Treasurys since November 2007. The change in outlook for credit markets was reflected in the three-month London interbank offered rate, which at the end of the half was at its highest level since mid-2009, and also in a flattening of the U.S. Treasury yield curve.
U.S. Treasury prices rose as funds searched for a safe haven, and concerns grew about the strength of the U.S. recovery. By the end of the first half, the yield on the 10-year note fell below 3% for the first time
2	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

since April 2009, from 3.85% in January, while the two-year note yield reached a record low. The fall in yield was in spite of $300 billion in new issuance in the second quarter. According to index data from Bank of America Merrill Lynch, Treasurys rose 5.8% for the first half.
Currency moves made news in the first half. The euro fell 15% against the dollar in the first half of the year. Analysts said the drop reflected a growing view that countries in the euro zone will need to cut spending in the face of mounting deficits, which could undermine economic growth. China in June said it would allow its currency, the yuan, to move more a bit more freely against the dollar, after being pegged to the dollar for the past couple of years. The move helped deflect criticism that China wasn’t doing enough to help the global economic recovery in advance of a G20 summit in mid-June.
Leading news in the commodities markets was the record price of gold. The price of an ounce has climbed about 10% so far in 2010, reaching a record high in late June of $1,265. Oil ended the first half just shy of $76 per barrel; its decline of almost 10% in the April-June period marked its first quarterly decline since 2008.
At Rydex|SGI, we have noted the change in the tenor of markets at mid-year. U.S. GDP is growing, but every month of poor employment and housing reports postpones a convincing recovery. Corporate profit growth plays to the potential for improving equities markets at home, but the continuing appeal of safe havens in metals, currencies and government bonds suggests investors remain cautious about the strength of the global economy. Countries around the world are facing challenges at the same time, with massive debt and deficit problems in Europe, slowing growth in China and possible stalling of the U.S. recovery.
Many of the products in the Rydex|SGI family are designed to help investors navigate uncertain markets, particularly several recent launches in our alternative mutual fund space. We invite you to find out more, and we thank you for the opportunity to be a part of your investment planning.
Sincerely,

Michael Byrum
President & Chief Investment Officer

*	Indices are defined as follows:
Standard & Poor’s 500 Index (S&P 500) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
NASDAQ Composite – a capitalization-weighted index of more than 3,000 companies listed on the NASDAQ Stock Market.
The Dow Jones Industrial Average (DJIA) – a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.
Nikkei 225 – a price-weighted index of 225 blue-chip companies traded on the Tokyo Stock Exchange.
MSCI EAFE Index (Europe, Australasia, Far East) – a market-capitalization index designed to measure equity market performance in developed markets, excluding the U.S. & Canada. Consists on 2010 of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
MSCI EAFE Emerging Markets – a market-capitalization index designed to measure equity market performance in emerging markets. Consists in 2010 of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2009 and ending June 30, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b), Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)
June 30, 2010

					Beginning	Ending	Expenses
	Expense		Fund		Account Value	Account Value	Paid During
	Ratio	[1]	Return		December 31, 2009	June 30, 2010	Period	[2]
Table 1. Based on actual Fund return[3]
Long/Short Commodities Strategy Fund
A-Class	1.84%		(6.61%	)	$1,000.00	$933.90	$8.82
C-Class	2.59%		(3.27%	)	1,000.00	967.30	12.63
H-Class	1.84%		(1.95%	)	1,000.00	980.50	9.04
I-Class[4]	1.61%		(10.61%	)	1,000.00	893.90	2.46
Y-Class[4]	1.57%		(8.85%	)	1,000.00	911.50	3.86
Multi-Hedge Strategies Fund
A-Class	2.62%		(6.90%	)	1,000.00	931.00	12.54
C-Class	3.34%		(3.54%	)	1,000.00	964.60	16.27
H-Class	2.62%		(2.24%	)	1,000.00	977.60	12.85
I-Class[4]	2.96%		(2.33%	)	1,000.00	976.70	4.73
Commodities Strategy Fund
A-Class	1.53%		(18.13%	)	1,000.00	818.70	6.90
C-Class	2.28%		(15.22%	)	1,000.00	847.80	10.45
H-Class	1.53%		(13.97%	)	1,000.00	860.30	7.06

Table 2. Based on hypothetical 5% return (before expenses)
Long/Short Commodities Strategy Fund
A-Class	1.84%		5.00%		1,000.00	1,015.67	9.20
C-Class	2.59%		5.00%		1,000.00	1,011.95	12.92
H-Class	1.84%		5.00%		1,000.00	1,015.67	9.20
I-Class[4]	1.61%		5.00%		1,000.00	1,016.81	8.05
Y-Class[4]	1.57%		5.00%		1,000.00	1,017.01	7.85
Multi-Hedge Strategies Fund
A-Class	2.62%		5.00%		1,000.00	1,011.80	13.07
C-Class	3.34%		5.00%		1,000.00	1,008.23	16.63
H-Class	2.62%		5.00%		1,000.00	1,011.80	13.07
I-Class[4]	2.96%		5.00%		1,000.00	1,010.12	14.75
Commodities Strategy Fund
A-Class	1.53%		5.00%		1,000.00	1,017.21	7.65
C-Class	2.28%		5.00%		1,000.00	1,013.49	11.38
H-Class	1.53%		5.00%		1,000.00	1,017.21	7.65

[1]	This ratio represents annualized Net Expenses, which include dividend expense from securities sold short. Excluding short dividend expense, and prime broker interest expense, the operating expense ratio would be 1.22%, 1.21%, 1.21% and 1.81% lower in the Multi-Hedge Strategies Fund for the A-Class, C-Class, H-Class and I-Class, respectively;

[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year.

[3]	Actual cumulative return at net asset value for the period December 31, 2009 to June 30, 2010.

[4]	Since the commencement of operations:

March 29, 2010 — Y-Class;

May 3, 2010 — I-Class.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	5

1

FUND PROFILE (Unaudited)
June 30, 2010

LONG/SHORT COMMODITIES STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund’s current benchmark is the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (the “underlying index” or the “C-IGAR Sigma”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 25, 2009
C-Class	June 25, 2009
H-Class	June 25, 2009
I-Class	May 3, 2010
Y-Class	March 29, 2010

The Fund invests principally in commodity-linked instruments including structured notes, exchange-traded funds, and in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

*	Target positions as of June 14, 2010.
6	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

2

CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2010
 LONG/SHORT COMMODITIES STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES(b) - 38.2%
Federal Home Loan Bank[c] 0.75% due 06/17/11	$25,000,000	$25,006,275
Federal Farm Credit Bank[c] 0.44% due 06/16/11	25,000,000	24,895,475
Fannie Mae[d] 0.27% due 11/24/10	15,000,000	14,987,835

Total Federal Agency Discount Notes (Cost $64,876,935)		64,889,585

STRUCTURED NOTES(b),† - 5.0%
JPMorgan Chase & Co., C-IGAR Sigma Long-Short Total Return Index Linked Notes due 12/01/10	8,000,000	7,138,348
JPMorgan Chase & Co., C-IGAR Sigma Long-Short Total Return Index Linked Notes due 07/09/10	1,500,000	1,396,752

Total Structured Notes (Cost $9,500,000)		8,535,100

REPURCHASE AGREEMENTS(b),†† - 45.6%
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	24,927,828	24,927,828
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	21,055,544	21,055,544
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	15,210,046	15,210,046
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	11,374,834	11,374,834
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	4,840,355	4,840,355

Total Repurchase Agreements (Cost $77,408,607)		77,408,607

Total Investments – 88.8% (Cost $151,785,542)		$150,833,292

Cash & Other Assets, Less Liabilities – 11.2%		19,030,304

Total Net Assets – 100.0%		$169,863,596

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

COMMODITY FUTURES CONTRACTS PURCHASED(a)
August 2010 Gold 100 Oz Futures Contracts (Aggregate Market Value of Contracts $15,429,320)	124	$481,324
August 2010 LME Primary Aluminum Futures Contracts (Aggregate Market Value of Contracts $15,570,900)	316	128,140
September 2010 Silver Futures Contracts (Aggregate Market Value of Contracts $15,272,500)	164	74,033
December 2012 LME Nickel Futures Contracts (Aggregate Market Value of Contracts $8,331,750)	75	32,648
August 2010 LME Nickel Futures Contracts (Aggregate Market Value of Contracts $6,505,950)	55	4,434
August 2010 LME Copper Futures Contracts (Aggregate Market Value of Contracts $6,502,500)	40	(9,265)
December 2012 LME Copper Futures Contracts (Aggregate Market Value of Contracts $9,117,150)	57	(89,875)

(Total Aggregate Market Value of Contracts $76,730,070)		$621,439

COMMODITY FUTURES CONTRACTS SOLD SHORT(a)
September 2010 Brent Crude Futures Contracts (Aggregate Market Value of Contracts $11,764,010)	157	629,703
December 2010 Wheat Futures Contracts (Aggregate Market Value of Contracts $5,824,750)	230	269,587
October 2010 LME Lead Futures Contracts (Aggregate Market Value of Contracts $9,256,306)	211	185,980
August 2010 LME Lead Futures Contracts (Aggregate Market Value of Contracts $5,956,931)	137	151,446
November 2010 Soybean Futures Contracts (Aggregate Market Value of Contracts $14,981,500)	332	111,899

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	7

3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 LONG/SHORT COMMODITIES STRATEGY FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

December 2010 Corn Futures Contracts (Aggregate Market Value of Contracts $4,369,950)	234	$98,855
December 2010 Brent Crude Futures Contracts (Aggregate Market Value of Contracts $2,974,530)	39	52,196
September 2010 Corn Futures Contracts (Aggregate Market Value of Contracts $11,118,288)	613	(73,764)
September 2010 Wheat Futures Contracts (Aggregate Market Value of Contracts $10,037,225)	418	(274,822)

(Total Aggregate Market Value of Contracts $76,283,490)		$1,151,080

†	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the C-IGAR Sigma Long-Short Total Return Index is $27,535,100 as of June 30, 2010 — See Note 2.

††	Repurchase Agreements — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.

[c]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[d]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
8	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

4

 LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2010

Assets:
Investments, at value	$73,424,685
Repurchase agreements, at value	77,408,607

Total investments	150,833,292
Cash	20,911,363
Fund shares sold	798,859
Interest	7,178

Total assets	172,550,692

Liabilities:
Variation margin	1,097,387
Fund shares redeemed	1,302,257
Management fees	97,527
Custodian fees	4,128
Transfer agent/maintenance fees	31,279
Distribution and service fees	35,641
Portfolio accounting fees	12,511
Licensing fees	48,412
Other	57,954

Total liabilities	2,687,096

Net assets	$169,863,596

Net assets consist of:
Paid in capital	175,269,266
Accumulated net investment loss	(1,015,953)
Accumulated net realized loss on sale of investments	(5,209,986)
Net unrealized appreciation in value of investments	820,269

Net assets	169,863,596

A-Class:
Net assets	$32,642,373
Capital shares outstanding	1,383,432
Net asset value per share	$23.60

Maximum offering price per share*	$24.78

C-Class:
Net assets	$10,670,144
Capital shares outstanding	455,745
Net asset value per share	$23.41

H-Class:
Net assets	$98,620,047
Capital shares outstanding	4,180,760
Net asset value per share	$23.59

I-Class:
Net assets	$27,921,915
Capital shares outstanding	1,183,651
Net asset value per share	$23.59

Y-Class:
Net assets	$9,117
Capital shares outstanding	386
Net asset value per share	$23.60

Investments, at cost	$74,376,935
Repurchase agreements, at cost	77,408,607

Total cost	$151,785,542
CONSOLIDATED STATEMENT OF OPERATIONS
(Unaudited)
For the Period Ended June 30, 2010

Investment Income:
Interest	$71,648

Total investment income	71,648

Expenses:
Management fees	601,958
Transfer agent and administrative fees	144,947
Distribution and Service Fees:
A-Class	26,946
C-Class	36,876
H-Class	106,768
Portfolio accounting fees	57,979
Trustees’ fees**	6,459
Short sales dividend expense	58
Licensing fees	81,171
Miscellaneous	108,327

Total expenses	1,171,489
Less expenses waived by advisor	(80,143)

Net expenses	1,091,346

Net investment loss	(1,019,698)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(1,861,328)
Futures contracts	(3,348,658)

Net realized loss	(5,209,986)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	237,981
Futures contracts	740,270

Net unrealized appreciation	978,251

Net loss	(4,231,735)

Net decrease in net assets resulting from operations	$(5,251,433)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	9

 LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Period
	June 30,	Ended
	2010 [a]	December 31,
	(Unaudited)	2009 [a]

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,019,698)	$(352,711)
Net realized loss during the period on investments	(5,209,986)	(1,830,317)
Net unrealized appreciation (depreciation) during the period on investments	978,251	(157,982)

Net decrease in net assets resulting from operations	(5,251,433)	(2,341,010)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	35,610,951	12,282,484
C-Class	8,229,887	4,115,343
H-Class	51,739,170	83,162,611
I-Class	27,668,923	—
Y-Class	10,000	—
Redemption fees collected
A-Class	7,640	733
C-Class	2,391	221
H-Class	25,012	3,541
I-Class	62	—
Y-Class	2	—
Cost of shares redeemed
A-Class	(11,661,533)	(1,279,371)
C-Class	(850,965)	(335,218)
H-Class	(20,925,868)	$(10,298,930)
I-Class	(51,047)	—
Y-Class	—	—

Net increase from capital share transactions	89,804,625	87,651,414

Net increase in net assets	84,553,192	85,310,404
Net assets:
Beginning of period	85,310,404	—

End of period	$169,863,596	$85,310,404

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(1,015,953)	$3,745

Capital share activity:
Shares sold
A-Class	1,430,914	494,329
C-Class	339,286	165,853
H-Class	2,097,375	3,357,266
I-Class	1,185,831	—
Y-Class	386	—
Shares redeemed
A-Class	(490,118)	(51,693)
C-Class	(35,499)	(13,895)
H-Class	(867,949)	(405,932)
I-Class	(2,180)	—
Y-Class	—	—

[a]	Since the commencement of operations:

June 25, 2009 — A-Class, C-Class and H-Class;

March 29, 2010 — Y-Class;

May 3, 2010 — I-Class.
10	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 LONG/SHORT COMMODITIES STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period		Period
	Ended		Ended
	June 30,		December 31,
A-Class	2010	[a]	2009	[b,i]
Per Share Data
Net asset value, beginning of period	$24.07		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.20)		(.23)
Net loss on securities (realized and unrealized)	(.28)		(.70)

Total from investment operations	(.48)		(.93)

Redemption fees collected	.01		—	[h]

Net asset value, end of period	$23.60		$24.07

Total Return[d]	(6.61%	)	(3.72%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,642		$10,654

Ratios to average net assets:
Net investment loss	(1.71%	)	(1.74%	)[k]
Total expenses[e]	1.98%		1.95%	[k]
Net expenses[f]	1.84%		1.84%	[k]
Operating expenses[g]	1.84%		1.84%	[k]

Portfolio turnover rate	21%		—

	Period		Period
	Ended		Ended
	June 30,		December 31,
C-Class	2010	[a]	2009	[b,i]
Per Share Data
Net asset value, beginning of period	$23.97		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.29)		(.33)
Net loss on securities (realized and unrealized)	(.28)		(.70)

Total from investment operations	(.57)		(1.03)

Redemption fees collected	.01		—	[h]

Net asset value, end of period	$23.41		$23.97

Total Return[d]	(3.27%	)	(4.16%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,670		$3,642

Ratios to average net assets:
Net investment loss	(2.46%	)	(2.50%	)[k]
Total expenses[e]	2.73%		2.70%	[k]
Net expenses[f]	2.59%		2.59%	[k]
Operating expenses[g]	2.59%		2.59%	[k]

Portfolio turnover rate	21%		—
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	11

 LONG/SHORT COMMODITIES STRATEGY FUND
FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period		Period
	Ended		Ended
	June 30,		December 31,
H-Class	2010	[a]	2009	[b,i]
Per Share Data
Net asset value, beginning of period	$24.06		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.20)		(.23)
Net loss on securities (realized and unrealized)	(.28)		(.71)

Total from investment operations	(.48)		(.94)

Redemption fees collected	.01		—	[h]

Net asset value, end of period	$23.59		$24.06

Total Return[d]	(1.95%	)	(3.76%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$98,620		$71,014

Ratios to average net assets:
Net investment loss	(1.72%	)	(1.75%	)[k]
Total expenses[e]	1.97%		1.95%	[k]
Net expenses[f]	1.84%		1.84%	[k]
Operating expenses[g]	1.84%		1.84%	[k]

Portfolio turnover rate	21%		—

	Period
	Ended
	June 30,
I-Class	2010[a,b]
Per Share Data
Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.05)
Net gain (loss) on securities (realized and unrealized)	(1.36)

Total from investment operations	(1.41)

Redemption fees collected	—	[h]

Net asset value, end of period	$23.59

Total Return[d]	(10.61%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,922

Ratios to average net assets:
Net investment loss	(0.44%	)
Total expenses[e]	1.75%
Net expenses[f]	1.61%
Operating expenses[g]	1.61%

Portfolio turnover rate	21%
12	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

 LONG/SHORT COMMODITIES STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended
	June 30,
Y-Class	2010	[a,b]
Per Share Data
Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.09)
Net gain (loss) on securities (realized and unrealized)	(1.31)

Total from investment operations	(1.40)

Redemption fees collected	—	[h]

Net asset value, end of period	$23.60

Total Return[d]	(8.85%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9

Ratios to average net assets:
Net investment loss	(0.74%	)
Total expenses[e]	1.71%
Net expenses[f]	1.57%
Operating expenses[g]	1.57%

Portfolio turnover rate	21%

[a]	Unaudited figures for the period ended June 30, 2010 have been consolidated. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations:

June 25, 2009 — A-Class, C-Class and H-Class;

March 29, 2010 — Y-Class;

May 3, 2010 — I-Class.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]	Operating expenses exclude short dividends expense.

[h]	Less than $.01 per share.

[i]	Consolidated

[k]	Annualized
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	13

FUND PROFILE (Unaudited)
June 30, 2010

MULTI-HEDGE STRATEGIES FUND
OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 19, 2005
C-Class	September 19, 2005
H-Class	September 19, 2005
I-Class	May 3, 2010

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	2.9%
Smith International, Inc.	1.9%
Allegheny Energy, Inc.	1.9%
Sybase, Inc.	1.7%
Millipore Corp.	1.5%
Cybersource Corp.	1.4%
Qwest Communications International, Inc.	1.5%
ev3, Inc.	1.3%
Interactive Data Corp.	1.4%
Arena Resources, Inc.	1.2%

Top Ten Total	16.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

14	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 60.2%
HEALTH CARE - 11.1%
Millipore Corp.*§	11,351	$1,210,584
ev3, Inc.*	49,540	1,110,192
Eclipsys Corp.*	42,104	751,136
Phase Forward, Inc.*	44,030	734,420
Psychiatric Solutions, Inc.*§	20,760	679,268
Biovail Corp.	30,966	595,786
Alcon, Inc.	2,080	308,235
inVentiv Health, Inc.*§	11,043	282,701
Amgen, Inc.*§	5,301	278,833
Biogen Idec, Inc.*§	5,411	256,752
Odyssey HealthCare, Inc.*	9,166	244,916
Alexion Pharmaceuticals, Inc.*§	4,768	244,074
ResMed, Inc.*§	3,664	222,808
Universal Health Services, Inc. — Class B§	5,722	218,294
LifePoint Hospitals, Inc.*§	6,555	205,827
Watson Pharmaceuticals, Inc.*§	4,939	200,375
Baxter International, Inc.§	4,056	164,836
Community Health Systems, Inc.*§	4,146	140,176
Abbott Laboratories§	2,038	95,338
AmerisourceBergen Corp. — Class A§	3,002	95,314
Henry Schein, Inc.*	1,646	90,365
Endo Pharmaceuticals Holdings, Inc.*§	3,925	85,644
Omnicare, Inc.§	3,293	78,044
Somanetics Corp.*	3,040	75,848
ATS Medical, Inc.*	19,065	75,688
HealthTronics, Inc.*	15,377	74,271
Thermo Fisher Scientific, Inc.*§	1,345	65,972
Mylan, Inc.*§	3,483	59,350
Kinetic Concepts, Inc.*§	1,476	53,889
Hospira, Inc.*§	693	39,813
Intuitive Surgical, Inc.*§	120	37,874
Express Scripts, Inc. — Class A*§	613	28,823
Johnson & Johnson§	432	25,514
McKesson Corp.§	231	15,514
Bristol-Myers Squibb Co.§	592	14,764
Health Management Associates, Inc. — Class A*§	1,857	14,429
Lincare Holdings, Inc.§	351	11,411
Gilead Sciences, Inc.*§	311	10,661
Edwards Lifesciences Corp.*§	151	8,459
Perrigo Co.§	121	7,147
Coventry Health Care, Inc.*§	90	1,591
Becton Dickinson and Co.	10	676

Total Health Care		8,915,612

INFORMATION TECHNOLOGY - 8.7%
Sybase, Inc.*	19,560	1,264,749
Cybersource Corp.*	47,385	1,209,738
Akamai Technologies, Inc.*	5,582	226,461

		MARKET
	SHARES	VALUE

Hewitt Associates, Inc. — Class A*§	6,074	$209,310
Computer Sciences Corp.§	4,447	201,227
CA, Inc.§	10,079	185,454
Marvell Technology Group Ltd.*§	11,635	183,367
Intel Corp.§	9,246	179,834
EMC Corp.*§	9,426	172,496
Tech Data Corp.*§	4,828	171,973
Altera Corp.§	6,686	165,880
Fiserv, Inc.*§	3,524	160,906
Corning, Inc.§	9,918	160,176
SonicWALL, Inc.*§	13,557	159,295
Compuware Corp.*§	19,395	154,772
infoGROUP, Inc.*§	19,105	152,458
Palm, Inc.*	26,733	152,111
Diebold, Inc.§	5,451	148,540
Sohu.com, Inc.*§	3,273	134,488
Micron Technology, Inc.*§	14,847	126,051
WebMD Health Corp. — Class A*§	2,660	123,504
Broadridge Financial Solutions, Inc.§	6,435	122,587
Silicon Laboratories, Inc.*§	2,921	118,476
International Business Machines Corp.§	813	100,389
QLogic Corp.*§	5,090	84,596
eBay, Inc.*§	4,216	82,676
Virage Logic Corp.*	6,384	75,906
ANSYS, Inc.*§	1,847	74,933
Cypress Semiconductor Corp.*§	7,168	71,967
Fairchild Semiconductor International, Inc. — Class A*§	8,402	70,661
F5 Networks, Inc.*§	914	62,673
Cree, Inc.*§	1,014	60,870
Fidelity National Information Services, Inc.§	2,168	58,146
Apple, Inc.*§	221	55,588
Ingram Micro, Inc. — Class A*§	3,614	54,897
Broadcom Corp. — Class A§	1,536	50,642
Western Digital Corp.*§	1,406	42,405
Xerox Corp.§	4,538	36,486
Red Hat, Inc.*§	1,245	36,030
Factset Research Systems, Inc.§	432	28,940
Teradata Corp.*§	773	23,561
Cognizant Technology Solutions Corp. — Class A*§	321	16,069
Jabil Circuit, Inc.§	964	12,821
Google, Inc. — Class A*§	20	8,899
Amphenol Corp. — Class A§	121	4,753

Total Information Technology		6,997,761

ENERGY - 8.4%
Exxon Mobil Corp.	39,106	2,231,763
Smith International, Inc.	38,831	1,461,988
Arena Resources, Inc.*	29,590	943,921
Mariner Energy, Inc.*	33,905	728,279
Southern Union Co.	10,049	219,671

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Overseas Shipholding Group, Inc.	4,066	$150,605
Murphy Oil Corp.	2,409	119,366
Concho Resources, Inc.*	1,877	103,854
Hess Corp.	1,907	95,998
Rowan Companies, Inc.*	4,367	95,812
Occidental Petroleum Corp.	1,044	80,545
EOG Resources, Inc.	703	69,154
Anadarko Petroleum Corp.	1,706	61,570
Pride International, Inc.*	2,660	59,424
Williams Companies, Inc.	2,630	48,076
National Oilwell Varco, Inc.	1,164	38,493
Peabody Energy Corp.	964	37,722
Chevron Corp.	482	32,709
Arch Coal, Inc.	1,014	20,087
Frontline Ltd.	693	19,778
Alpha Natural Resources, Inc.*	552	18,696
Dresser-Rand Group, Inc.*	562	17,731
Tidewater, Inc.	432	16,727
Whiting Petroleum Corp.*	181	14,194
Diamond Offshore Drilling, Inc.	191	11,878
Marathon Oil Corp.	341	10,602
Continental Resources, Inc.*	201	8,969
Noble Energy, Inc.	90	5,430
Cabot Oil & Gas Corp.§	141	4,416
Atwood Oceanics, Inc.*	90	2,297

Total Energy		6,729,755

CONSUMER DISCRETIONARY - 7.5%
Interactive Data Corp.§	31,677	1,057,378
CKE Restaurants, Inc.§	60,518	758,290
RCN Corp.*	22,749	336,913
Comcast Corp. — Class A§	12,478	216,743
Interpublic Group of Companies, Inc.*§	26,311	187,597
Burger King Holdings, Inc.§	11,053	186,133
Hasbro, Inc.§	4,096	168,346
Garmin Ltd.§	5,150	150,277
Ross Stores, Inc.§	2,450	130,561
Priceline.com, Inc.*§	662	116,869
Darden Restaurants, Inc.§	2,721	105,711
Whirlpool Corp.§	1,184	103,979
Netflix, Inc.*§	914	99,306
Big Lots, Inc.*§	2,952	94,730
Family Dollar Stores, Inc.§	2,480	93,471
Liberty Global, Inc. — Class A*§	3,594	93,408
Service Corporation International§	12,568	93,003
Federal-Mogul Corp.*§	7,047	91,752
Landry’s Restaurants, Inc.*	3,572	87,371
Career Education Corp.*§	3,674	84,575
VF Corp.§	1,174	83,565
Liberty Media Corp. — Starz*§	1,345	69,724
AutoNation, Inc.*§	3,554	69,303

		MARKET
	SHARES	VALUE

Dollar Tree, Inc.*§	1,658	$69,002
PetSmart, Inc.§	2,178	65,710
NIKE, Inc. — Class B§	944	63,767
Dollar General Corp.*§	2,259	62,235
LKQ Corp.*§	3,132	60,385
Amazon.com, Inc.*§	552	60,312
Polo Ralph Lauren Corp. — Class A§	803	58,587
Gannett Company, Inc.§	4,337	58,376
Ford Motor Co.*§	5,521	55,652
Viacom, Inc. — Class B§	1,747	54,804
Kohl’s Corp.*§	1,054	50,065
Virgin Media, Inc.§	2,821	47,082
Autoliv, Inc.§	954	45,649
H&R Block, Inc.	2,630	41,265
Time Warner Cable, Inc. — Class A§	763	39,737
Guess?, Inc.§	1,235	38,581
Lowe’s Companies, Inc.§	1,787	36,491
Liberty Media Corp.- Interactive*§	3,303	34,682
TJX Companies, Inc.§	813	34,105
The Gap, Inc.	1,596	31,058
Royal Caribbean Cruises Ltd.*§	1,295	29,487
CBS Corp. — Class B§	2,248	29,067
Phillips-Van Heusen Corp.§	622	28,780
Brinker International, Inc.§	1,937	28,009
Nordstrom, Inc.§	853	27,458
DISH Network Corp. — Class A§	1,506	27,334
Limited Brands, Inc.§	1,155	25,491
Staples, Inc.§	1,224	23,317
Lennar Corp. — Class A§	1,676	23,313
Wyndham Worldwide Corp.§	1,154	23,242
AutoZone, Inc.*§	120	23,186
Bed Bath & Beyond, Inc.*§	622	23,064
Advance Auto Parts, Inc.§	443	22,230
Madison Square Garden, Inc. — Class A*§	1,114	21,912
CTC Media, Inc.§	1,325	19,133
TRW Automotive Holdings Corp.*§	693	19,106
O’Reilly Automotive, Inc.*§	401	19,072
International Speedway Corp. — Class A§	663	17,079
Coach, Inc.§	422	15,424
Warner Music Group Corp.*§	2,871	13,953
Leggett & Platt, Inc.§	552	11,073
GameStop Corp. — Class A*§	532	9,996
Carnival Corp.§	321	9,707
Target Corp.§	171	8,408
Sears Holdings Corp.*§	100	6,465
Las Vegas Sands Corp.*§	291	6,443
JC Penney Company, Inc.	231	4,962

Total Consumer Discretionary		6,003,261

16	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

INDUSTRIALS - 6.1%
DynCorp International, Inc. — Class A*§	43,438	$761,033
Stanley, Inc.*§	16,545	618,452
Bowne & Company, Inc.§	20,309	227,867
Thomas & Betts Corp.*§	5,863	203,447
Timken Co.§	7,569	196,718
Goodrich Corp.§	2,700	178,875
Southwest Airlines Co.§	14,295	158,817
Union Pacific Corp.§	2,068	143,747
Corrections Corporation of America*§	7,138	136,193
Norfolk Southern Corp.§	2,459	130,450
WESCO International, Inc.*§	3,654	123,031
CSX Corp.§	2,369	117,573
United Parcel Service, Inc. — Class B§	2,058	117,080
Dover Corp.§	2,741	114,546
Harsco Corp.§	4,768	112,048
Alexander & Baldwin, Inc.§	3,734	111,199
L-3 Communications Holdings, Inc.§	1,446	102,435
Precision Castparts Corp.§	954	98,186
Republic Services, Inc. — Class A§	3,293	97,901
Kansas City Southern*§	2,660	96,691
TransDigm Group, Inc.§	1,646	83,995
Eaton Corp.§	1,245	81,473
WW Grainger, Inc.	803	79,858
Cornell Companies, Inc.*	2,891	77,681
Copa Holdings S.A. — Class A§	1,415	62,571
Carlisle Companies, Inc.§	1,706	61,638
Waste Services, Inc.*§	4,689	54,674
Roper Industries, Inc.§	944	52,826
ITT Corp.§	1,114	50,041
Pentair, Inc.§	1,426	45,917
GATX Corp.§	1,656	44,182
Cummins, Inc.§	663	43,181
FTI Consulting, Inc.*	984	42,893
Delta Air Lines, Inc.*§	3,634	42,700
Hubbell, Inc. — Class B§	1,044	41,436
CH Robinson Worldwide, Inc.§	582	32,394
Joy Global, Inc.§	612	30,655
Flowserve Corp.§	311	26,373
Bucyrus International, Inc. — Class A§	392	18,600
Snap-On, Inc.§	342	13,991
Trinity Industries, Inc.§	683	12,103
Armstrong World Industries, Inc.*§	201	6,066
Spirit Aerosystems Holdings, Inc. — Class A*§	141	2,687
Kirby Corp.*§	40	1,530

Total Industrials		4,855,754

UTILITIES - 5.8%
Allegheny Energy, Inc.§	69,964	1,446,855
Mirant Corp.*§	24,281	256,407

		MARKET
	SHARES	VALUE

Atmos Energy Corp.§	9,125	$246,740
Wisconsin Energy Corp.§	4,708	238,884
Xcel Energy, Inc.§	11,584	238,746
PG&E Corp.§	5,672	233,119
CMS Energy Corp.	15,690	229,859
Northeast Utilities§	8,995	229,192
NRG Energy, Inc.*§	10,751	228,029
Energen Corp.§	4,909	217,616
DPL, Inc.§	9,005	215,220
OGE Energy Corp.§	4,798	175,415
DTE Energy Co.§	3,554	162,098
Questar Corp.§	2,369	107,766
American Electric Power Company, Inc.§	3,032	97,934
Entergy Corp.§	934	66,893
American Water Works Company, Inc.§	3,022	62,253
NiSource, Inc.§	4,216	61,132
Southwest Water Co.§	3,573	37,445
AES Corp.*§	2,670	24,671
NextEra Energy, Inc.§	462	22,527
CenterPoint Energy, Inc.§	321	4,224
MDU Resources Group, Inc.§	70	1,262

Total Utilities		4,604,287

FINANCIALS - 5.7%
GLG Partners, Inc.*	122,306	535,701
Annaly Capital Management, Inc.	14,928	256,015
Allied World Assurance Company Holdings Ltd.	5,461	247,820
Digital Realty Trust, Inc.	3,584	206,724
American Financial Group, Inc.	7,338	200,474
First Horizon National Corp.*	16,334	187,023
Reinsurance Group of America, Inc. — Class A	3,905	178,497
Discover Financial Services	11,876	166,026
M&T Bank Corp.	1,807	153,505
Hudson City Bancorp, Inc.	11,474	140,442
Brown & Brown, Inc.	7,298	139,684
IntercontinentalExchange, Inc.*	1,194	134,957
Endurance Specialty Holdings Ltd.	3,434	128,878
Assurant, Inc.	3,182	110,415
Federated Investors, Inc. — Class B	5,070	105,000
Raymond James Financial, Inc.	3,413	84,267
CommonWealth REIT	12,307	76,426
BlackRock, Inc. — Class A	522	74,855
Axis Capital Holdings Ltd.	2,369	70,407
Torchmark Corp.	1,355	67,087
Public Storage	763	67,075
Unum Group	2,942	63,841
Hospitality Properties Trust	2,781	58,679
Hanover Insurance Group, Inc.	1,315	57,203
CME Group, Inc. — Class A	201	56,592
Wesco Financial Corp.	171	55,267

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

BancorpSouth, Inc.	3,082	$55,106
Student Loan Corp.	2,178	52,446
Commerce Bancshares, Inc.	1,396	50,242
Health Care REIT, Inc.	1,164	49,028
New York Community Bancorp, Inc.	3,192	48,742
HCP, Inc.	1,416	45,666
First Citizens BancShares, Inc. — Class A	231	44,428
Forest City Enterprises, Inc. — Class A*	3,915	44,318
Senior Housing Properties Trust	1,937	38,953
Douglas Emmett, Inc.	2,721	38,693
Blue Chip Value Fund, Inc.*§	13,255	37,644
HCC Insurance Holdings, Inc.	1,506	37,289
JPMorgan Chase & Co.	974	35,658
Alexandria Real Estate Equities, Inc.	542	34,347
Ameriprise Financial, Inc.	924	33,384
Corporate Office Properties Trust SBI	783	29,566
Genworth Financial, Inc. — Class A*	1,918	25,068
WR Berkley Corp.	813	21,512
Transatlantic Holdings, Inc.	402	19,280
NASDAQ OMX Group, Inc.*	1,064	18,918
Morgan Stanley	602	13,972
AmeriCredit Corp.*	753	13,720
Popular, Inc.*	5,100	13,668
StanCorp Financial Group, Inc.	291	11,797
U.S. Bancorp	482	10,773
Huntington Bancshares, Inc.	1,917	10,620
TD Ameritrade Holding Corp.*	612	9,364
Jones Lang LaSalle, Inc.	131	8,599
Aflac, Inc.	201	8,577
Zions Bancorp	331	7,140
Prudential Financial, Inc.	131	7,029
Cullen	130	6,682
Protective Life Corp.	291	6,224
Brandywine Realty Trust	462	4,967
Fifth Third Bancorp	402	4,941
Eaton Vance Corp.	170	4,694
Lazard Ltd. — Class A	111	2,965
Liberty Property Trust	20	577
Washington Federal, Inc.	30	485

Total Financials		4,529,942

CONSUMER STAPLES - 3.0%
Alberto-Culver Co. — Class B§	10,681	289,349
Molson Coors Brewing Co. — Class B§	6,575	278,517
JM Smucker Co.§	3,975	239,375
Church & Dwight Company, Inc.§	3,644	228,515
Del Monte Foods Co.§	14,736	212,051
ConAgra Foods, Inc.§	8,553	199,456
Reynolds American, Inc.§	3,323	173,195

		MARKET
	SHARES	VALUE

American Italian Pasta Co. — Class A*	2,880	$152,266
Whole Foods Market, Inc.*§	2,911	104,854
Wal-Mart Stores, Inc.§	2,158	103,735
Dean Foods Co.*§	8,603	86,632
Philip Morris International, Inc.§	1,767	80,999
Herbalife Ltd.§	1,506	69,351
Coca-Cola Co.§	1,215	60,896
Dr Pepper Snapple Group, Inc.§	1,014	37,913
Rite Aid Corp.*§	28,279	27,713
Hansen Natural Corp.*§	402	15,722
Kraft Foods, Inc. — Class A§	522	14,616

Total Consumer Staples		2,375,155

MATERIALS - 2.2%
MeadWestvaco Corp.§	10,039	222,866
Gerdau Ameristeel Corp.*	15,493	168,874
Reliance Steel & Aluminum Co.§	4,608	166,579
Ball Corp.§	2,439	128,852
Ashland, Inc.§	2,228	103,423
Aptargroup, Inc.§	2,128	80,481
Steel Dynamics, Inc.§	5,551	73,218
Valspar Corp.§	2,409	72,559
Crown Holdings, Inc.*§	2,650	66,356
Compass Minerals International, Inc.§	863	60,652
Eastman Chemical Co.	1,124	59,977
Packaging Corporation of America§	2,600	57,252
Newmont Mining Co.§	924	57,048
Bemis Company, Inc.§	2,038	55,026
Walter Energy, Inc.§	713	43,386
RPM International, Inc.§	2,359	42,085
Cytec Industries, Inc.§	884	35,351
Huntsman Corp.§	3,925	34,030
International Paper Co.§	1,315	29,758
United States Steel Co.§	653	25,173
Albemarle Corp.§	612	24,303
PPG Industries, Inc.§	402	24,285
Sonoco Products Co.§	783	23,866
Celanese Corp. — Class A§	924	23,017
Sealed Air Corp.§	1,084	21,376
Pactiv Corp.*§	753	20,971
Sherwin-Williams Co.§	291	20,134
Cliffs Natural Resources, Inc.§	231	10,894
Cabot Corp.§	211	5,087

Total Materials		1,756,879

TELECOMMUNICATION SERVICES - 1.7%
Qwest Communications International, Inc.§	227,747	1,195,671
Verizon Communications, Inc.§	6,736	188,743

Total Telecommunication Services		1,384,414

Total Common Stocks
(Cost $46,422,681)		48,152,820

18	|	THE RYDEX | SGI SERIES FUNDS SEMI- ANNUAL REPORT	See Notes to Financial Statements.

1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

EXCHANGE TRADED FUNDS(a) - 2.8%
iShares MSCI Chile Investable Market Index Fund§	6,676	$378,461
iShares MSCI Malaysia Index Fund§	26,382	301,810
iShares MSCI Turkey Index Fund	4,758	251,841
iPath MSCI India Index ETN§	3,474	222,336
iShares MSCI Emerging Markets Index Fund	5,882	219,516
iShares MSCI South Africa Index Fund	3,694	194,489
iShares MSCI Switzerland Index Fund	8,121	162,339
iShares MSCI South Korea Index Fund	2,781	124,339
Adams Express Co.§	13,539	122,257
Guggenheim Enhanced Equity, Inc.§	10,585	78,223
iShares MSCI Sweden Index Fund§	2,690	61,413
iShares MSCI Australia Index Fund§	2,218	42,098
iShares MSCI Mexico Investable Market Index Fund§	592	28,351
iShares MSCI Canada Index Fund§	833	20,675
iShares MSCI Japan Index Fund	2,168	19,946
iShares MSCI Hong Kong Index Fund§	1,235	18,241

Total Exchange Traded Funds
(Cost $2,071,485)		2,246,335

CLOSED-END FUNDS(a) - 5.6%
Cohen & Steers Infrastructure Fund, Inc.§	31,435	397,652
Cohen & Steers Quality Income Realty Fund, Inc.§	46,851	296,566
Calamos Strategic Total Return Fund§	37,592	289,458
Eaton Vance Tax-Advantaged Dividend Income Fund§	18,399	254,274
Liberty All Star Equity Fund§	56,730	225,785
Royce Value Trust, Inc.§	21,221	224,306
DWS Dreman Value Income Edge Fund, Inc.§	15,717	192,533
Blackrock Dividend Achievers Trust§	20,779	171,635
Tri-Continental Corp.§	15,153	164,713
John Hancock Tax-Advantaged Dividend Income Fund	12,664	162,986
H&Q Healthcare Investors§	14,070	153,926
John Hancock Bank and Thrift Opportunity Fund§	10,395	149,064
Petroleum & Resources Corp.§	6,709	133,979
Macquarie Global Infrastructure
Total Return Fund, Inc.§	10,104	132,868

		MARKET
	SHARES	VALUE

General American Investors Company, Inc.§	5,102	$109,183
BlackRock Strategic Dividend Achievers Trust§	12,474	108,649
Zweig Fund, Inc.§	35,000	105,000
First Trust Enhanced Equity Income Fund§	10,220	103,733
Neuberger Berman Real Estate Securities Income Fund, Inc.§	28,302	94,529
Clough Global Equity Fund§	7,693	94,393
Gabelli Global Deal Fund§	7,111	93,652
LMP Capital and Income Fund, Inc.	9,149	87,739
H&Q Life Sciences Investors	9,832	86,325
Royce Micro-Capital Trust, Inc.§	10,023	73,569
Nuveen Diversified Dividend and Income Fund§	7,402	72,984
Madison§	8,286	64,797
Source Capital, Inc.§	1,366	57,399
Liberty All Star Growth Fund, Inc.§	16,639	56,739
Cohen & Steers Dividend Majors Fund, Inc.§	5,714	56,626
Nuveen Tax-Advantaged Dividend Growth Fund	5,062	55,783
Lazard Global Total Return and Income Fund, Inc.§	3,836	49,791
LMP Real Estate Income Fund, Inc.§	5,954	49,061
Franklin Universal Trust§	7,884	45,727
Macquarie§	3,354	35,653
Royce Focus Trust, Inc.§	5,532	31,754

Total Closed-End Funds
(Cost $4,248,234)		$4,482,831

	FACE
	AMOUNT

REPURCHASE AGREEMENTS(b),† - 23.0%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$5,832,418	5,832,418
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	5,047,330	5,047,330
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	4,263,278	4,263,278
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	2,303,150	2,303,150
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	980,064	980,064

Total Repurchase Agreements
(Cost $18,426,240)		18,426,240

Total Long Securities – 91.6%
(Cost $71,168,640)		73,308,226

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	19

2

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS SOLD SHORT(a) - (42.3)%

MATERIALS - (1.3)%
Lubrizol Corp.	60	$(4,819)
Alcoa, Inc.	479	(4,819)
Monsanto Co.	347	(16,038)
Nucor Corp.	489	(18,719)
Commercial Metals Co.	1,739	(22,990)
Ecolab, Inc.	611	(27,440)
Eagle Materials, Inc.	1,159	(30,053)
Vulcan Materials Co.	762	(33,398)
Temple-Inland, Inc.	1,638	(33,857)
Martin Marietta Materials, Inc.	529	(44,865)
Freeport-McMoRan Copper & Gold, Inc.	895	(52,921)
Southern Copper Co.	2,482	(65,873)
Intrepid Potash, Inc.*	3,804	(74,444)
Weyerhaeuser Co.	2,482	(87,366)
Scotts Miracle-Gro Co.	2,288	(101,611)
Nalco Holding Co.	6,753	(138,166)
AK Steel Holding Corp.	12,214	(145,590)
Royal Gold, Inc.	3,651	(175,248)

		(1,078,217)

TELECOMMUNICATION SERVICES - (2.0)%
United States Cellular Corp.*	469	(19,299)
Telephone & Data Systems, Inc.	1,179	(35,830)
Level 3 Communications, Inc.*	44,494	(48,498)
Sprint Nextel Corp.*	11,838	(50,193)
NII Holdings, Inc.*	1,769	(57,528)
Leap Wireless International, Inc.*	5,379	(69,819)
MetroPCS Communications, Inc.*	10,414	(85,291)
CenturyLink, Inc.	38,223	(1,273,209)

		(1,639,667)

CONSUMER STAPLES - (2.3)%
Colgate-Palmolive Co.	213	(16,776)
Sara Lee Corp.	3,631	(51,197)
Coca-Cola Enterprises, Inc.	2,625	(67,883)
Kroger Co.	4,933	(97,131)
Kellogg Co.	2,014	(101,304)
Constellation Brands, Inc.*	6,581	(102,795)
Lorillard, Inc.	1,586	(114,160)
Altria Group, Inc.	5,817	(116,573)
Hershey Co.	2,493	(119,489)
SUPERVALU, Inc.	11,686	(126,676)
Estee Lauder Companies, Inc.	2,308	(128,625)
Bunge Ltd.	2,889	(142,110)
Avon Products, Inc.	5,522	(146,333)
Brown-Forman Corp.	2,847	(162,934)
Energizer Holdings, Inc.*	3,327	(167,281)
Flowers Foods, Inc.	7,271	(177,631)

		(1,838,898)

CONSUMER DISCRETIONARY - (2.8)%
New York Times Co.*	244	(2,111)
MGM Resorts International*	407	(3,923)

		MARKET
	SHARES	VALUE

Hanesbrands, Inc.*	183	$(4,403)
Fortune Brands, Inc.	143	(5,603)
Scripps Networks Interactive, Inc.	234	(9,440)
Best Buy Company, Inc.	387	(13,104)
Expedia, Inc.	956	(17,954)
American Eagle Outfitters, Inc.	1,728	(20,304)
Penn National Gaming, Inc.*	885	(20,444)
Lamar Advertising Co.*	977	(23,956)
Thor Industries, Inc.	1,026	(24,368)
KB Home	2,787	(30,657)
Gentex Corp.	1,719	(30,908)
Meredith Corp.	1,109	(34,523)
Macy’s, Inc.	2,238	(40,060)
Mattel, Inc.	1,973	(41,749)
BorgWarner, Inc.*	1,139	(42,530)
Harley-Davidson, Inc.	1,953	(43,415)
Home Depot, Inc.	1,596	(44,800)
MDC Holdings, Inc.	1,891	(50,962)
Wendy’s	12,795	(51,180)
NVR, Inc.*	80	(52,403)
Wynn Resorts Ltd.	702	(53,542)
International Game Technology	3,437	(53,961)
Johnson Controls, Inc.	2,218	(59,598)
Harman International Industries, Inc.*	2,014	(60,198)
Cablevision Systems Corp.	2,737	(65,715)
Tiffany & Co.	1,739	(65,925)
Goodyear Tire & Rubber Co.*	6,692	(66,518)
Central European Media Enterprises Ltd.*	3,417	(67,998)
Dick’s Sporting Goods, Inc.*	2,777	(69,120)
Mohawk Industries, Inc.*	1,586	(72,575)
Scientific Games Corp.*	8,004	(73,636)
Liberty Media Corp.- Capital*	1,891	(79,252)
Newell Rubbermaid, Inc.	5,522	(80,842)
News Corp.*	6,803	(81,364)
Marriott International, Inc.	3,316	(99,281)
Morningstar, Inc.*	2,715	(115,442)
Regal Entertainment Group	10,272	(133,947)
Strayer Education, Inc.	752	(156,333)
Choice Hotels International, Inc.	5,288	(159,750)

		(2,223,794)

INDUSTRIALS - (3.6)%
Brink’s Co.	224	(4,263)
Crane Co.	295	(8,912)
Hertz Global Holdings, Inc.*	1,069	(10,113)
Rockwell Automation, Inc.	234	(11,487)
First Solar, Inc.*	112	(12,749)
BE Aerospace, Inc.*	529	(13,452)
Con-way, Inc.	499	(14,980)
Parker Hannifin Corp.	325	(18,025)
General Cable Corp.*	692	(18,442)
WABCO Holdings, Inc.*	641	(20,179)
Manitowoc Company, Inc.	2,368	(21,644)
Gardner Denver, Inc.	579	(25,818)

20	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Danaher Corp.	702	$(26,058)
UTI Worldwide, Inc.	2,502	(30,975)
FedEx Corp.	449	(31,479)
Quanta Services, Inc.*	1,678	(34,651)
Masco Corp.	3,417	(36,767)
McDermott International, Inc.*	1,861	(40,309)
Robert Half International, Inc.	1,729	(40,718)
Shaw Group, Inc.*	1,302	(44,554)
PACCAR, Inc.	1,179	(47,007)
MSC Industrial Direct Co.	936	(47,418)
3M Co.	672	(53,082)
IESI-BFC Ltd.	2,781	(55,926)
Graco, Inc.	2,186	(61,623)
Alliant Techsystems, Inc.*	1,049	(65,101)
USG Corp.*	5,430	(65,594)
Geo Group, Inc.*	3,796	(78,767)
Illinois Tool Works, Inc.	2,045	(84,418)
AMR Corp.*	12,977	(87,984)
Valmont Industries, Inc.	1,282	(93,150)
Fastenal Co.	1,901	(95,411)
Expeditors International of Washington, Inc.	2,970	(102,495)
AMETEK, Inc.	2,715	(109,007)
Deere & Co.	2,278	(126,839)
Iron Mountain, Inc.	5,817	(130,650)
Kennametal, Inc.	5,584	(142,001)
Lockheed Martin Corp.	2,105	(156,823)
Terex Corp.*	8,552	(160,263)
J.B. Hunt Transport Services, Inc.	5,025	(164,167)
Stericycle, Inc.*	2,635	(172,803)
Landstar System, Inc.	4,465	(174,090)
Boeing Co.	2,859	(179,402)

		(2,919,596)

INFORMATION TECHNOLOGY - (5.0)%
CommScope, Inc.*	42	(998)
Motorola, Inc.*	966	(6,298)
SunPower Corp.*	700	(8,470)
Global Payments, Inc.	264	(9,647)
McAfee, Inc.*	325	(9,984)
NVIDIA Corp.*	1,119	(11,425)
SanDisk Corp.*	347	(14,598)
MEMC Electronic Materials, Inc.*	1,484	(14,662)
ON Semiconductor Corp.*	4,079	(26,024)
Arrow Electronics, Inc.*	1,179	(26,351)
Lexmark International, Inc.*	834	(27,547)
Rambus, Inc.*	1,596	(27,962)
EchoStar Corp.*	1,668	(31,825)
LSI Corp.*	6,976	(32,090)
Brocade Communications Systems, Inc.*	6,591	(34,010)
Yahoo!, Inc.*	2,613	(36,138)
Trimble Navigation Ltd.*	1,464	(40,992)
Seagate Technology*	3,976	(51,847)
Novellus Systems, Inc.*	2,421	(61,397)
Applied Materials, Inc.	5,208	(62,600)

		MARKET
	SHARES	VALUE

Activision Blizzard, Inc.	6,254	$(65,604)
Automatic Data Processing, Inc.	1,698	(68,361)
Autodesk, Inc.*	2,889	(70,376)
AVX Corp.	5,522	(70,792)
Itron, Inc.*	1,209	(74,740)
Varian Semiconductor Equipment Associates, Inc.*	2,745	(78,672)
Molex, Inc.	4,586	(83,649)
Ciena Corp.*	7,271	(92,197)
National Semiconductor Corp.	7,038	(94,731)
Zebra Technologies Corp.*	3,814	(96,761)
NetApp, Inc.*	2,665	(99,432)
Dell, Inc.*	8,359	(100,810)
NCR Corp.*	9,408	(114,025)
KLA-Tencor Corp.	4,119	(114,838)
International Rectifier Corp.*	6,467	(120,351)
Atmel Corp.*	25,995	(124,776)
Electronic Arts, Inc.*	9,795	(141,048)
Monster Worldwide, Inc.*	12,621	(147,035)
NeuStar, Inc.*	7,271	(149,928)
Integrated Device Technology, Inc.*	30,410	(150,529)
Symantec Corp.*	10,954	(152,042)
Cadence Design Systems, Inc.*	27,683	(160,285)
Paychex, Inc.	6,457	(167,688)
Western Union Co.	11,746	(175,133)
IAC/InterActiveCorp.*	7,974	(175,189)
Mastercard, Inc.	895	(178,579)
VeriSign, Inc.*	6,855	(181,999)
Lam Research Corp.*	4,963	(188,891)

		(3,973,326)

HEALTH CARE - (5.5)%
Covance, Inc.*	30	(1,540)
CR Bard, Inc.	60	(4,652)
WellPoint, Inc.*	437	(21,382)
Aetna, Inc.	844	(22,265)
Myriad Genetics, Inc.*	1,893	(28,300)
Abraxis Bioscience, Inc.*	387	(28,715)
UnitedHealth Group, Inc.	1,516	(43,054)
Vertex Pharmaceuticals, Inc.*	1,504	(49,482)
Amylin Pharmaceuticals, Inc.*	2,695	(50,666)
VCA Antech, Inc.*	2,400	(59,424)
Hill-Rom Holdings, Inc.	1,963	(59,734)
Tenet Healthcare Corp.*	14,696	(63,781)
St. Jude Medical, Inc.*	1,780	(64,240)
Allergan, Inc.	1,229	(71,602)
King Pharmaceuticals, Inc.*	9,701	(73,631)
Cephalon, Inc.*	1,588	(90,119)
BioMarin Pharmaceutical, Inc.*	4,901	(92,923)
Charles River Laboratories International, Inc.*	2,950	(100,919)
Laboratory Corporation of America Holdings*	1,343	(101,195)
Teleflex, Inc.	2,492	(135,266)
Genzyme Corp.*	2,919	(148,198)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Celgene Corp.*	2,950	$(149,919)
United Therapeutics Corp.*	3,304	(161,268)
Eli Lilly & Co.	4,861	(162,844)
Patterson Companies, Inc.	6,011	(171,494)
Boston Scientific Corp.*	30,410	(176,378)
DaVita, Inc.*	2,837	(177,142)
Health Net, Inc.*	7,435	(181,191)
Gen-Probe, Inc.*	4,059	(184,360)
Allscripts-Misys Healthcare Solutions, Inc.*	50,957	(820,408)
Valeant Pharmaceuticals International*	17,507	(915,440)

		(4,411,532)

FINANCIALS - (5.6)%
PNC Financial Services Group, Inc.	32	(1,808)
State Street Corp.	60	(2,029)
MetLife, Inc.	92	(3,474)
Hartford Financial Services Group, Inc.	193	(4,271)
Capital One Financial Corp.	153	(6,166)
SEI Investments Co.	355	(7,228)
Bank of Hawaii Corp.	173	(8,365)
SunTrust Banks, Inc.	407	(9,483)
RenaissanceRe Holdings Ltd.	203	(11,423)
Janus Capital Group, Inc.	1,383	(12,281)
Lincoln National Corp.	549	(13,335)
Bank of New York Mellon Corp.	651	(16,073)
City National Corp.	327	(16,752)
Nationwide Health Properties, Inc.	469	(16,776)
Unitrin, Inc.	662	(16,947)
Principal Financial Group, Inc.	742	(17,393)
Alleghany Corp.*	60	(17,598)
SLM Corp.*	1,698	(17,642)
Kimco Realty Corp.	1,383	(18,588)
Fidelity National Financial, Inc.	1,698	(22,057)
Charles Schwab Corp.	1,556	(22,064)
MBIA, Inc.*	4,210	(23,618)
OneBeacon Insurance Group Ltd.	1,719	(24,616)
TCF Financial Corp.	1,486	(24,682)
Loews Corp.	762	(25,382)
Vornado Realty Trust	355	(25,897)
CapitalSource, Inc.	5,584	(26,580)
American National Insurance Co.	335	(27,125)
Valley National Bancorp	2,065	(28,125)
Markel Corp.*	90	(30,600)
Comerica, Inc.	936	(34,473)
Allstate Corp.	1,261	(36,229)
CB Richard Ellis Group, Inc.*	2,725	(37,087)
BB&T Corp.	1,444	(37,992)
BOK Financial Corp.	814	(38,641)
Synovus Financial Corp.	15,754	(40,015)
Wilmington Trust Corp.	3,784	(41,965)
Legg Mason, Inc.	1,638	(45,913)
XL Capital Ltd.	2,919	(46,733)

		MARKET
	SHARES	VALUE

Moody’s Corp.	2,370	$(47,210)
Affiliated Managers Group, Inc.*	782	(47,523)
American International Group, Inc.*	1,424	(49,043)
Goldman Sachs Group, Inc.	427	(56,052)
Wells Fargo & Co.	2,298	(58,829)
Citigroup, Inc.*	15,957	(59,998)
Camden Property Trust	1,484	(60,621)
Regions Financial Corp.	9,508	(62,563)
Equity Residential	1,516	(63,126)
NYSE Euronext	2,358	(65,152)
Old Republic International Corp.	5,442	(66,011)
American Express Co.	1,698	(67,411)
Jefferies Group, Inc.	3,224	(67,962)
Whitney Holding Corp.	7,373	(68,200)
Everest Re Group Ltd.	966	(68,315)
AON Corp.	1,901	(70,565)
Boston Properties, Inc.	1,026	(73,195)
Taubman Centers, Inc.	2,075	(78,082)
Greenhill & Company, Inc.	1,312	(80,203)
Associated Banc-Corp.	6,824	(83,662)
Marshall & Ilsley Corp.	11,899	(85,435)
Fulton Financial Corp.	9,173	(88,519)
White Mountains Insurance Group Ltd.	325	(105,365)
Progressive Corp.	6,072	(113,668)
TFS Financial Corp.	9,651	(119,769)
Plum Creek Timber Company, Inc.	3,477	(120,061)
St. Joe Co.*	5,562	(128,816)
Leucadia National Corp.*	7,303	(142,482)
Capitol Federal Financial	4,891	(162,185)
Arthur J Gallagher & Co.	6,926	(168,856)
Mercury General Corp.	4,219	(174,835)
AvalonBay Communities, Inc.	1,901	(177,497)
Regency Centers Corp.	5,167	(177,745)
Erie Indemnity Co.	4,089	(186,049)
KeyCorp	25,131	(193,257)
Marsh & McLennan Companies, Inc.	8,625	(194,494)

		(4,490,182)

UTILITIES - (6.0)%
Exelon Corp.	295	(11,201)
SCANA Corp.	589	(21,063)
Duke Energy Corp.	1,434	(22,944)
Oneok, Inc.	804	(34,773)
Pepco Holdings, Inc.	2,450	(38,416)
TECO Energy, Inc.	3,132	(47,199)
Constellation Energy Group, Inc.	1,913	(61,694)
Calpine Corp.*	5,116	(65,076)
Great Plains Energy, Inc.	4,831	(82,224)
Consolidated Edison, Inc.	2,014	(86,803)
Ormat Technologies, Inc.	4,006	(113,330)
National Fuel Gas Co.	3,274	(150,211)
Dynegy, Inc.*	43,050	(165,743)
AGL Resources, Inc.	4,851	(173,763)

22	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Integrys Energy Group, Inc.	3,976	$(173,910)
Dominion Resources, Inc.	4,516	(174,950)
Sempra Energy	3,742	(175,088)
Alliant Energy Corp.	5,542	(175,903)
Equities Corp.	4,922	(177,881)
PPL Corp.	7,333	(182,958)
NSTAR	5,258	(184,030)
Southern Co.	5,614	(186,834)
Aqua America, Inc.	10,710	(189,353)
Public Service Enterprise Group, Inc.	6,132	(192,116)
RRI Energy, Inc.*	69,214	(262,320)
FirstEnergy Corp.	47,239	(1,664,229)

		(4,814,012)

ENERGY - (8.2)%
Unit Corp.*	80	(3,247)
Devon Energy Corp.	122	(7,432)
Helix Energy Solutions Group, Inc.*	1,189	(12,806)
Massey Energy Co.	529	(14,468)
Teekay Corp.	560	(14,655)
FMC Technologies, Inc.*	397	(20,906)
Newfield Exploration Co.*	447	(21,840)
EXCO Resources, Inc.	1,546	(22,587)
Range Resources Corp.	580	(23,287)
Plains Exploration & Production Co.*	1,333	(27,473)
El Paso Corp.	3,134	(34,819)
Exterran Holdings, Inc.*	1,546	(39,902)
Valero Energy Corp.	3,732	(67,101)
Superior Energy Services, Inc.*	3,946	(73,672)
Forest Oil Corp.*	2,745	(75,103)
Denbury Resources, Inc.*	7,423	(108,673)
Comstock Resources, Inc.*	4,700	(130,284)
Holly Corp.	5,970	(158,683)
Petrohawk Energy Corp.*	9,448	(160,333)
ConocoPhillips	3,509	(172,257)
Frontier Oil Corp.	13,679	(183,983)
Apache Corp.	6,089	(512,633)
SandRidge Energy, Inc.*	151,504	(883,268)
Schlumberger Ltd.	27,369	(1,514,600)
Exxon Mobil Corp.	39,105	(2,231,722)

		(6,515,734)

Total Common Stocks Sold Short
(Proceeds $35,812,224)		$(33,904,958)

	CONTRACTS
OPTIONS WRITTEN(a) - 0.0%
Call Options on:
September 2010 Sybase Inc.
Expiring with strike price of 65.0	85	(425)

		MARKET
	CONTRACTS	VALUE

September 2010 OSI
Pharmaceuticals Inc. Expiring with strike price of 57.5	96	$(480)
October 2010 RCN Corp. Expiring with strike price of 15.0	121	(605)
July 2010 EV3 Inc. Expiring with strike price of 22.5	403	(2,015)
December 2010 Psychiatric Solutions Inc. Expiring with strike price of 35.0	200	(4,000)
July 2010 Phase Forward Inc. Expiring with strike price of 17.5	440	(4,400)
July 2010 Alcon Inc. Expiring with strike price of 145.0	20	(12,500)

Total Options Written
(Premiums Received $26,270)		(24,425)

EXCHANGE TRADED FUNDS
SOLD SHORT(a) - (6.2)%
iShares MSCI Belgium Investable Market Index Fund	92	(998)
iShares MSCI Netherlands Investable Market Index Fund	72	(1,232)
iShares MSCI Brazil Index Fund	22	(1,363)
iShares MSCI Austria Investable Market Index Fund	90	(1,374)
iShares MSCI Spain Index Fund	90	(2,865)
iShares MSCI Singapore Index Fund	315	(3,541)
iShares MSCI BRIC Index Fund	92	(3,770)
iShares MSCI Taiwan Index Fund	365	(4,088)
iShares MSCI United Kingdom Index Fund	335	(4,502)
iShares MSCI Germany Index Fund	490	(9,168)
Powershares QQQ	1,206	(51,508)
iShares MSCI Italy Index Fund	4,241	(58,526)
iShares MSCI France Index Fund	3,102	(60,675)
iShares MSCI EMU Index Fund	3,611	(103,094)
iShares MSCI EAFE Index Fund	4,189	(194,830)
iShares Russell 2000 Index Fund	17,712	(1,081,849)
SPDR S&P 500 ETF Trust	32,720	(3,377,359)

Total Exchange Traded Funds Sold Short
(Proceeds $5,194,506)		(4,960,742)

Cash & Other Assets,
Less Liabilities – 57.0%		$45,637,466

Total Net Assets – 100.0%		$80,055,567

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES PURCHASED(a)
September 2010 New Zealand Dollar Futures Contracts (Aggregate Market Value of Contracts $4,024,980)	59	$156,276
September 2010 Australian Dollar Futures Contracts (Aggregate Market Value of Contracts $4,003,680)	48	140,280
September 2010 Norwegian Krone
Futures Contacts (Aggregate Market Value of Contracts $3,959,800)	13	68,608

(Total Aggregate Market Value of Contracts $11,988,460)		$365,164

COMMODITY FUTURES PURCHASED(a)
August 2010 Gold 100 Oz Futures Contracts (Aggregate Market Value of Contracts $1,119,870)	9	68,130
May 2011 Coffee Futures Contracts (Aggregate Market Value of Contracts $556,875)	9	53,116
December 2010 Cotton #2 Futures Contracts (Aggregate Market Value of Contracts $268,975)	7	12,602
December 2010 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $289,400)	10	(2,653)
September 2010 Silver Futures Contracts (Aggregate Market Value of Contracts $186,250)	2	(3,259)

(Total Aggregate Market Value of Contracts $2,421,370)		$127,936

FUTURE CONTRACTS PURCHASED(a)

September 2010 U.S. Treasury 10
Year Note Futures Contracts (Aggregate Market Value of Contracts $9,564,750)	78	174,774
September 2010 Russell 2000
Index Mini Futures Contracts (Aggregate Market Value of Contracts $5,949,580)	98	(84,553)
September 2010 S&P MidCap 400
Index Mini Futures Contracts (Aggregate Market Value of Contracts $5,956,440)	84	(142,912)

(Total Aggregate Market Value of Contracts $21,470,770)		$(52,691)

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURE CONTRACTS SOLD SHORT(a)
September 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $11,892,900)	232	$300,717
September 2010 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Market Value of Contracts $31,736,875)	145	(129,358)

(Total Aggregate Market Value of Contracts $43,629,775)		$171,359

COMMODITY FUTURES SOLD SHORT(a)
May 2011 Sugar #11 Futures Contracts (Aggregate Market Value of Contracts $479,606)	26	29,294
September 2010 WTI Crude Futures Contracts (Aggregate Market Value of Contracts $378,700)	5	25,232
December 2010 LME Zinc Futures Contracts (Aggregate Market Value of Contracts $408,375)	9	16,056
September 2010 Wheat Futures Contracts (Aggregate Market Value of Contracts $672,350)	28	14,921
December 2010 Soybean Oil Futures Contracts (Aggregate Market Value of Contracts $446,040)	20	9,400
December 2010 Corn Futures Contracts (Aggregate Market Value of Contracts $410,850)	22	6,787
December 2010 LME Lead Futures Contracts (Aggregate Market Value of Contracts $176,600)	4	711
July 2011 Wheat Futures Contracts
(Aggregate Market Value of Contracts $226,600)	8	(6,532)
December 2010 Copper Futures Contracts (Aggregate Market Value of Contracts $221,925)	3	(11,563)
April 2011 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $619,200)	16	(16,324)

24	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

December 2010 LME Primary Aluminum Futures Contacts (Aggregate Market Value of Contracts $650,244)	13	$(21,089)

(Total Aggregate Market Value of Contracts $4,690,490)		$46,893

CURRENCY FUTURES SOLD SHORT(a)
September 2010 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $3,964,800)	28	(142,170)
September 2010 Swedish Krona Futures Contacts (Aggregate Market Value of Contracts $4,131,200)	16	(183,400)
September 2010 Swiss Franc Futures Contracts (Aggregate Market Value of Contracts $4,064,375)	35	(289,275)

(Total Aggregate Market Value of Contracts $12,160,375)		$(614,845)

*	Non-income producing security

†	Repurchase Agreements — See Note 7.

§	All or a portion of this security is pledged as short security collateral at June 30, 2010.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.

ADR — American Depository Receipt.

REIT — Real Estate Investment Trust.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	25

4

 MULTI-HEDGE STRATEGIES FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2010

Assets:
Investments, at value	$54,881,986
Repurchase agreements, at value	18,426,240

Total investments	73,308,226
Segregated cash with broker	51,433,143
Cash	135,796
Securities sold	6,045,805
Fund shares sold	5,848,301
Dividends	52,826

Total assets	136,824,097

Liabilities:
Securities sold short, at value	38,865,700
Written options at market value	24,425
Variation margin	265,181
Securities purchased	5,808,673
Fund shares redeemed	11,611,125
Management fees	70,717
Custodian fees	75
Distribution and service fees	29,473
Interest	56,383
Other	36,778

Total liabilities	56,768,530

Net assets	$80,055,567

Net assets consist of:
Paid in capital	141,820,537
Accumulated net investment loss	(720,773)
Accumulated net realized loss on sale of investments	(65,370,484)
Net unrealized appreciation in value of investments	4,326,287

Net assets	80,055,567

A-Class:
Net assets	$12,416,613
Capital shares outstanding	617,475
Net asset value per share	$20.11

Maximum offering price per share*	$21.11

C-Class:
Net assets	$17,724,688
Capital shares outstanding	914,286
Net asset value per share	$19.39

H-Class:
Net assets	$49,904,500
Capital shares outstanding	2,480,259
Net asset value per share	$20.12

I-Class:
Net assets	$9,766
Capital shares outstanding	485
Net asset value per share	$20.13

Investments, at cost	$52,742,400
Repurchase agreements, at cost	18,426,240

Total cost	$71,168,640
Securities sold short, proceeds	41,006,730
Premiums received for written options	26,270
CONSOLIDATED STATEMENT OF OPERATIONS
(Unaudited)
For the Period Ended June 30, 2010

Investment Income:
Dividends	$586,444
Interest	18,792

Total investment income	605,236

Expenses:
Management fees	651,444
Distribution and service fees:
A-Class	24,333
C-Class	96,985
H-Class	73,760
Short sales dividend expense	464,666
Prime broker interest expense	134,409
Miscellaneous	5,607

Total expenses	1,451,204
Less expenses waived by advisor	(81,214)

Net expenses	1,369,990

Net investment loss	(764,754)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(3,256,807)
Securities sold short	362,139
Futures contracts	825,069
Foreign currency	(14)
Options written	(1,780,578)

Net realized loss	(3,850,191)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(4,447,504)
Securities sold short	6,669,565
Futures contracts	(181,537)
Options written	239,581
Foreign currency	10

Net unrealized appreciation	2,280,115

Net loss	(1,570,076)

Net decrease in net assets resulting from operations	$(2,334,830)

Rebate Income on Proceeds for Securities Sold Short, included in Interest	$80,153

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

26	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 MULTI-HEDGE STRATEGIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

		Period
	Period Ended	April 1, 2009 to	Year
	June 30, 2010	December 31,	Ended
	(Consolidated)	2009*	March 31,
	(Unaudited)	(Consolidated)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(764,754)	$(1,445,732)	$(1,013,405)
Net realized gain (loss) during the period on investments	(3,850,191)	2,753,752	(35,125,639)
Net unrealized appreciation during the period on investments	2,280,115	2,640,610	(4,153,546)

Net increase (decrease) in net assets resulting from operations	(2,334,830)	3,948,630	(40,292,590)

Distribution to shareholders from:
Net investment income
A-Class	—	—	(273,036)
C-Class	—	—	(209,559)
H-Class	—	—	(437,025)
I-Class	—	—	—
Realized gain on investments
A-Class	—	—	(135,740)
C-Class	—	—	(104,182)
H-Class	—	—	(217,266)
I-Class	—	—	—

Total distributions to shareholders	—	—	(1,376,808)

Capital share transactions:
Proceeds from sale of shares
A-Class	13,666,174	13,875,407	68,515,501
C-Class	920,349	3,004,602	6,652,774
H-Class	7,481,323	35,282,532	38,869,824
I-Class	10,000	—	—
Redemption fees collected
A-Class	1,089	1,080	7,637
C-Class	1,074	871	5,663
H-Class	3,144	2,066	13,462
I-Class	—	—	—
Distributions reinvested
A-Class	—	—	372,766
C-Class	—	—	291,840
H-Class	—	—	569,826
I-Class	—	—	—
Value of proceeds from merger
A-Class	—	1,163,149	—
C-Class	—	1,731,123	—
H-Class	—	10,389,249	—
I-Class	—	—	—
Cost of shares redeemed
A-Class	(25,805,307)	(36,192,813)	(52,667,407)
C-Class	(6,160,647)	(10,634,421)	(24,431,362)
H-Class	(25,581,748)	(41,729,701)	(98,051,422)
I-Class	—	—	—

Net decrease from capital share transactions	(35,464,549)	(23,106,856)	(59,850,898)

Net decrease in net assets	(37,799,379)	(19,158,226)	(101,520,296)
Net assets:
Beginning of period	117,854,946	137,013,172	238,533,468

End of period	$80,055,567	$117,854,946	$137,013,172

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(720,773)	$43,981	$(59,903)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	27

 MULTI-HEDGE STRATEGIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (concluded)

		Period
	Period Ended	April 1, 2009 to		Year
	June 30, 2010	December 31,		Ended
	(Consolidated)	2009*		March 31,
	(Unaudited)	(Consolidated)		2009

Capital share activity:
Shares sold
A-Class	$677,909	$742,434	†	$2,922,719
C-Class	46,625	241,201	†	291,626
H-Class	367,428	2,261,297	†	1,687,547
I-Class	485	—		—
Shares reinvested
A-Class	—	—		18,264
C-Class	—	—		14,651
H-Class	—	—		27,892
I-Class	—	—		—
Shares redeemed
A-Class	(1,276,487)	(1,784,539)		(2,397,397)
C-Class	(313,062)	(538,234)		(1,101,599)
H-Class	(1,256,909)	(2,056,900)		(4,295,385)
I-Class	—	—		—

*	The Fund changed its fiscal year end from March 31 to December 31 in 2009.

†	Includes 57,725 A-Class, 88,368 C-Class, and 515,084 H-Class shares issued in connection with fund merger.
28	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 MULTI-HEDGE STRATEGIES FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2009	[i,j]	2009	2008	2007	2006	[b]
Per Share Data
Net asset value, beginning of period	$20.57		$19.96		$24.61	$26.44	$25.52	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.14)		(.15)		(.10)	.58	.71	.29
Net gain (loss) on securities (realized and unrealized)	(.32)		.76		(4.37)	(1.53)	.80	.24

Total from investment operations	(.46)		.61		(4.47)	(.95)	1.51	.53

Less distributions:
Dividends from net investment income	—		—		(.12)	(.79)	(.38)	(.07)
Distributions from realized gains	—		—		(.06)	(.09)	(.22)	—

Total distributions	—		—		(.18)	(.88)	(.60)	(.07)

Redemption fees collected	—	[h]	—	[h]	— [h]	— [h]	.01	.06

Net asset value, end of period	$20.11		$20.57		$19.96	$24.61	$26.44	$25.52

Total Return[d]	(6.90%	)	3.06%		(18.19% )	(3.72% )	6.05%	2.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,417		$25,010		$45,078	$42,193	$41,771	$5,791

Ratios to average net assets:
Net investment income (loss)	(1.41%	)	(1.47%	)[k]	(0.46% )	2.18%	2.74%	2.20%	[k]
Total expenses[e]	2.78%		2.36%	[k]	2.09%	1.96%	1.93%	1.87%	[k]
Net expenses[f]	2.62%		2.32%	[k]	2.09%	1.96%	1.93%	1.87%	[k]
Operating expenses[g]	1.40%		1.40%	[k]	1.40%	1.40%	1.43%	1.45%	[k]

Portfolio turnover rate	448%		858%		1,578%	509%	298%	127%

	Period
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31		March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2009	[i,j]	2009	2008	2007	2006	[b]
Per Share Data
Net asset value, beginning of period	$19.90		$19.43		$24.13	$26.14	$25.42	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.20)		(.31)		(.25)	.37	.51	.19
Net gain (loss) on securities (realized and unrealized)	(.31)		.78		(4.27)	(1.50)	.80	.24

Total from investment operations	(.51)		.47		(4.52)	(1.13)	1.31	.43

Less distributions:
Dividends from net investment income	—		—		(.12)	(.79)	(.38)	(.07)
Distributions from realized gains	—		—		(.06)	(.09)	(.22)	—

Total distributions	—		—		(.18)	(.88)	(.60)	(.07)

Redemption fees collected	—	[h]	—	[h]	— [h]	— [h]	.01	.06

Net asset value, end of period	$19.39		$19.90		$19.43	$24.13	$26.14	$25.42

Total Return[d]	(3.54%	)	2.42%		(18.76% )	(4.46% )	5.28%	1.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,725		$23,494		$28,706	$54,857	$48,052	$7,352

Ratios to average net assets:
Net investment income (loss)	(2.12%	)	(2.07%	)[k]	(1.09% )	1.41%	1.99%	1.42%	[k]
Total expenses[e]	3.50%		3.14%	[k]	2.82%	2.71%	2.66%	2.65%	[k]
Net expenses[f]	3.34%		3.09%	[k]	2.82%	2.71%	2.66%	2.65%	[k]
Operating expenses[g]	2.13%		2.17%	[k]	2.17%	2.15%	2.16%	2.23%	[k]

Portfolio turnover rate	448%		858%		1,578%	509%	298%	127%
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	29

 MULTI-HEDGE STRATEGIES FUND
FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2009	[i,j]	2009	2008	2007	2006	[b]
Per Share Data
Net asset value, beginning of period	$20.58		$19.98		$24.63	$26.46	$25.53	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.14)		(.21)		(.07)	.58	.72	.29
Net gain (loss) on securities (realized and unrealized)	(.32)		.81		(4.40)	(1.53)	.80	.25

Total from investment operations	(.46)		.60		(4.47)	(.95)	1.52	.54

Less distributions:
Dividends from net investment income	—		—		(.12)	(.79)	(.38)	(.07)
Distributions from realized gains	—		—		(.06)	(.09)	(.22)	—

Total distributions	—		—		(.18)	(.88)	(.60)	(.07)

Redemption fees collected	—	[h]	—	[h]	— [h]	— [h]	.01	.06

Net asset value, end of period	$20.12		$20.58		$19.98	$24.63	$26.46	$25.53

Total Return[d]	(2.24%	)	3.00%		(18.17% )	(3.71% )	6.09%	2.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,905		$69,351		$63,229	$141,483	$176,187	$30,796

Ratios to average net assets:
Net investment income (loss)	(1.39%	)	(1.18%	)[k]	(0.31% )	2.21%	2.78%	2.18%	[k]
Total expenses[e]	2.78%		2.37%	[k]	2.07%	1.95%	1.90%	1.83%	[k]
Net expenses[f]	2.62%		2.33%	[k]	2.07%	1.95%	1.90%	1.83%	[k]
Operating expenses[g]	1.41%		1.41%	[k]	1.41%	1.39%	1.40%	1.41%	[k]

Portfolio turnover rate	448%		858%		1,578%	509%	298%	127%
30	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

 MULTI-HEDGE STRATEGIES FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended
	June 30,
I-Class	2010	[a,b]
Per Share Data
Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.05)
Net loss on securities (realized and unrealized)	(4.82)
Total from investment operations	(4.87)

Redemption fees collected	—	[h]
Net asset value, end of period	$20.13

Total Return[d]	(2.33%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10

Ratios to average net assets:
Net investment loss	(0.53%	)
Total expenses[e]	3.14%
Net expenses[f]	2.96%
Operating expenses[g]	1.15%

Portfolio turnover rate	448%

[a]	Unaudited figures for the period ended June 30, 2010 have been consolidated. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: September 19, 2005 — A-Class, C-Class and H-Class; May 3, 2010 — I-Class.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]	Operating Expenses exclude interest and dividend expense from securities sold short.

[h]	Less than $.01 per share.

[i]	The Fund changed its fiscal year end from March 31 to December 31 in 2009.

[j]	Consolidated

[k]	Annualized
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	31

FUND PROFILE (Unaudited)
June 30, 2010

COMMODITIES STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P GSCI™ Commodity Index (the “underlying index”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in exchange traded funds and in derivative instruments such as structured notes, futures contracts, and options on index futures.

32	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2010
 COMMODITIES STRATEGY FUND

		MARKET
	SHARES	VALUE

EXCHANGE TRADED FUND(a) - 0.8%
iShares S&P GSCI Commodity Indexed Trust*	9,430	$262,059
Total Exchange Traded Fund (Cost $258,658)		262,059

	FACE
	AMOUNT

STRUCTURED NOTESC(b) - 6.9%
Commonwealth Bank of Australia, S&P GSCI Total Return Linked Notes at 0.10% due 07/23/10	$2,000,000	2,209,842
Total Structured Notes (Cost $2,000,000)		2,209,842

REPURCHASE AGREEMENTS(b)† - 85.8%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	27,172,064	27,172,064
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	192,019	192,019
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	162,191	162,191
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	87,620	87,620
Deutsche Bank issued 06/30/10 at 0.00% due 07/01/10	37,285	37,285
Total Repurchase Agreements (Cost $27,651,179)		27,651,179
Total Investments – 93.5% (Cost $29,909,837)		$30,123,080
Cash & Other Assets, Less Liabilities – 6.5%		2,106,462
Total Net Assets – 100.0%		$32,229,542

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS PURCHASED(a)
July 2010 Goldman Sachs IDX Futures Contracts (Aggregate Market Value of Contracts $20,377,500)	165	$522,477

COMMODITY FUTURES CONTRACTS PURCHASED(a)
August 2010 WTI Crude Futures Contracts (Aggregate Market Value of Contracts $5,189,490)	69	$(88,505)

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

[c]	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the S&P GSCI Total Return Index was $6,209,842 as of June 30, 2010 — See Note 2.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	33

 COMMODITIES STRATEGY FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2010

Assets:
Investments, at value	$2,471,901
Repurchase agreements, at value	27,651,179
Total investments	30,123,080
Segregated cash with broker	2,328,750
Fund shares sold	607,748
Interest	446
Total assets	33,060,024
Liabilities:
Variation margin	32,198
Fund shares redeemed	748,399
Management fees	17,864
Custodian fees	799
Transfer agent/maintenance fees	5,955
Distribution and service fees	8,803
Portfolio accounting fees	2,382
Other	14,082
Total liabilities	830,482
Net Assets	$32,229,542
Net assets consist of:
Paid in capital	55,107,671
Accumulated net investment loss	(265,966)
Accumulated net realized loss on sale of investments	(23,259,378)
Net unrealized appreciation in value of investments	647,215
Net assets	32,229,542
A-Class:
Net assets	$5,617,037
Capital shares outstanding	398,581
Net asset value per share	$14.09
Maximum offering price per share*	$14.79
C-Class:
Net assets	$4,488,636
Capital shares outstanding	331,634
Net asset value per share	$13.53
H-Class:
Net assets	$22,123,869
Capital shares outstanding	1,569,620
Net asset value per share	$14.10
Investments, at cost	$2,258,658
Repurchase agreements, at cost	27,651,179
Total cost	$29,909,837
CONSOLIDATED STATEMENT OF OPERATIONS
(Unaudited)
For the Period Ended June 30, 2010

Investment Income:
Interest	$18,523
Total investment income	18,523

Expenses:
Management fees	141,700
Transfer agent and administrative fees	44,456
Distribution and Service Fees:
A-Class	8,583
C-Class	26,415
H-Class	29,269
Portfolio accounting fees	17,782
Trustees’ fees**	2,745
Registration fees	20,482
Miscellaneous	8,370
Total expenses	299,802
Less expenses waived by advisor	(8,456)
Net expenses	291,346
Net investment loss	(272,823)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	4,334,549
Futures contracts	(3,018,084)
Net realized gain	1,316,465
Net unrealized appreciation (depreciation) during the period on:
Investment securities	(8,532,789)
Futures contracts	341,641
Net unrealized depreciation	(8,191,148)
Net loss	(6,874,683)
Net decrease in net assets resulting from operations	$(7,147,506)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements

 COMMODITIES STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

		Period
	Period Ended	April 1, 2009 to	Year
	June 30, 2010	December 31,	Ended
	(Consolidated)	2009*	March 31,
	(Unaudited)	(Consolidated)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(272,823)	$(650,830)	$368,146
Net realized gain (loss) during the period on investments	1,316,465	1,253,454	(26,446,158)
Net unrealized appreciation during the period on investments	(8,191,148)	7,745,899	(12,290,105)

Net increase (decrease) in net assets resulting from operations	(7,147,506)	8,348,523	$(38,368,117)

Distribution to shareholders from:
Net Investment Income
A-Class	—	(57,691)	(387,071)
C-Class	—	(42,550)	(147,857)
H-Class	—	(208,991)	(872,501)

Total distributions to shareholders	—	(309,232)	(1,407,429)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,752,701	12,304,021	37,803,837
C-Class	1,540,815	7,151,438	12,556,578
H-Class	33,188,504	113,245,828	229,127,411
Redemption fees collected
A-Class	3	6,446	54,958
C-Class	2	4,047	27,481
H-Class	10	43,785	298,366
Distributions reinvested
A-Class	—	54,393	371,452
C-Class	—	38,034	137,899
H-Class	—	199,611	821,992
Cost of shares redeemed
A-Class	(6,541,020)	(13,290,338)	(38,336,017)
C-Class	(2,397,598)	(5,949,947)	(13,889,845)
H-Class	(37,924,763)	(136,970,402)	(281,575,152)

Net decrease from capital share transactions	(7,381,346)	(23,163,084)	(52,601,040)

Net decrease in net assets	(14,528,852)	(15,123,793)	(92,376,586)
Net assets:
Beginning of period	46,758,394	61,882,187	154,258,773

End of period	$32,229,542	$46,758,394	$61,882,187

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(265,966)	$6,857	$309,227

Capital share activity:
Shares sold
A-Class	302,953	818,978	1,527,572
C-Class	102,249	475,027	459,367
H-Class	2,105,028	7,213,518	9,123,069
Shares reinvested
A-Class	—	3,482	24,438
C-Class	—	2,526	9,336
H-Class	—	12,769	54,114
Shares redeemed
A-Class	(426,294)	(842,523)	(1,578,531)
C-Class	(162,235)	(402,516)	(489,811)
H-Class	(2,488,808)	(9,089,856)	(9,183,624)

*	The Fund changed its fiscal year end from March 31 to December 31 in 2009.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	35

1

 COMMODITIES STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		March 31,	March 31,	March 31,	March 31,
A-Class	2010	[a]	2009	[g,h]	2009	2008	2007	2006	[b]
Per Share Data
Net asset value, beginning of period	$16.39		$13.26		$32.68	$23.81	$27.29	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.11)		(.14)		— [j]	.68	.63	.61
Net gain (loss) on securities (realized and unrealized)	(2.19)		3.37		(18.80)	8.27	(4.15)	1.68

Total from investment operations	(2.30)		3.23		(18.80)	8.95	(3.52)	2.29

Less distributions:
Dividends from net investment income	—		(.11)		(.70)	(.22)	—	—

Total distributions	—		(.11)		(.70)	(.22)	—	—

Redemption fees collected	—	[j]	.01		.08	.14	.04	—

Net asset value, end of period	$14.09		$16.39		$13.26	$32.68	$23.81	$27.29

Total Return[d]	(18.13%	)	24.46%		(57.55% )	38.48%	(12.75% )	9.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,617		$8,553		$7,189	$18,579	$9,720	$8,751

Ratios to average net assets:
Net investment income (loss)	(1.42%	)	(1.24%	)[i]	0.02%	2.49%	2.57%	2.76%	[i]
Total expenses[e]	1.58%		1.56%	[i]	1.52%	1.51%	1.46%	1.71%	[i]
Net expenses[f]	1.53%		1.38%	[i]	1.20%	1.19%	1.17%	1.71%	[i]

Portfolio turnover rate	107%		220%		390%	405%	672%	—%

	Period
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		March 31,	March 31,	March 31,	March 31,
C-Class	2010	[a]	2009	[g,h]	2009	2008	2007	2006	[b]
Per Share Data
Net asset value, beginning of period	$15.80		$12.86		$31.96	$23.47	$27.10	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.16)		(.22)		(.06)	.48	.56	.42
Net gain (loss) on securities (realized and unrealized)	(2.11)		3.26		(18.43)	8.09	(4.23)	1.68

Total from investment operations	(2.27)		3.04		(18.49)	8.57	(3.67)	2.10

Less distributions:
Dividends from net investment income	—		(.11)		(.70)	(.22)	—	—

Total distributions	—		(.11)		(.70)	(.22)	—	—

Redemption fees collected	—	[j]	.01		.09	.14	.04	—

Net asset value, end of period	$13.53		$15.80		$12.86	$31.96	$23.47	$27.10

Total Return[d]	(15.22%	)	23.74%		(58.03% )	37.41%	(13.39% )	8.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,489		$6,186		$4,072	$10,793	$4,169	$4,128

Ratios to average net assets:
Net investment income (loss)	(2.17%	)	(2.03%	)[i]	(0.22% )	1.79%	2.23%	1.79%	[i]
Total expenses[e]	2.32%		2.31%	[i]	2.28%	2.26%	2.23%	2.34%	[i]
Net expenses[f]	2.28%		2.15%	[i]	1.95%	1.94%	1.94%	2.34%	[i]

Portfolio turnover rate	107%		220%		390%	405%	672%	—%
36	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

2

 COMMODITIES STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		March 31,	March 31,	March 31,	March 31,
H-Class	2010	[a]	2009	[g,h]	2009	2008	2007	2006	[b]
Per Share Data
Net asset value, beginning of period	$16.39		$13.26		$32.66	$23.81	$27.29	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.11)		(.14)		.13	.60	.77	.61
Net gain (loss) on securities (realized and unrealized)	(2.18)		3.37		(18.93)	8.30	(4.28)	1.68

Total from investment operations	(2.29)		3.23		(18.80)	8.90	(3.51)	2.29

Less distributions:
Dividends from net investment income	—		(.11)		(.70)	(.22)	—	—

Total distributions	—		(.11)		(.70)	(.22)	—	—

Redemption fees collected	—	[j]	.01		.10	.17	.03	—

Net asset value, end of period	$14.10		$16.39		$13.26	$32.66	$23.81	$27.29

Total Return[d]	(13.97%	)	24.45%		(57.52% )	38.39%	(12.75% )	9.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,124		$32,019		$50,622	$124,886	$35,062	$29,028

Ratios to average net assets:
Net investment income (loss)	(1.42%	)	(1.22%	)[i]	0.43%	2.10%	2.99%	2.56%	[i]
Total expenses[e]	1.57%		1.56%	[i]	1.52%	1.51%	1.49%	1.57%	[i]
Net expenses[f]	1.53%		1.37%	[i]	1.20%	1.19%	1.20%	1.57%	[i]

Portfolio turnover rate	107%		220%		390%	405%	672%	—%

[a]	Unaudited figures for the period ended June 30, 2010 have been consolidated. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: May 25, 2005.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]	The Fund changed its fiscal year end from March 31 to December 31 in 2009.

[h]	Consolidated

[i]	Annualized

[j]	Less than $.01 per share.
THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	37

3

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1.    Organization, Consolidation of Subsidiary and Significant Accounting Policies
Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C Class shares, H-Class shares, I-Class shares and/or Y-Class shares. C-Class shares have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge, except for the U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At June 30, 2010 the Trust consisted of fifty-nine separate funds. This report covers the Long/Short Commodities Strategy Fund, the Multi-Hedge Strategies Fund and the Commodities Strategy Fund (collectively, the “Funds”). Only A-Class, C-Class, H-Class, Y-Class and I-Class shares had been issued by the Funds. All share classes are subject to a 1% redemption fee when shares are redeemed within 30 days of purchase.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Consolidation of Subsidiary
Each of the consolidated financial statements of the Long/Short Commodities Strategy Fund, Multi-Hedge Strategies Fund, and Commodities Strategy Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.
Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.
A summary of each Fund’s investment in its respective Subsidiary is as follows:

			% of Total
		Subsidiary	Net Assets
	Inception	Net Assets at	of the Fund at
	Date of	June 30,	June, 30,
	Subsidiary	2010	2010
Long/Short Commodities Strategy Fund	06/25/09	$27,884,777	16.4%

Multi-Hedge Strategies Fund	09/18/09	13,859,760	17.3%

Commodities Strategy Fund	09/08/09	2,895,484	9.0%
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is

38	|	THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT

4

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term debt securities, with a maturity of 60 days or less and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m. adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.
Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing

THE RYDEX | SGI SERIES FUNDS SEMI-ANNUAL REPORT	|	39

5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

purchase transaction exceeds the premium received when the option was sold).
F. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
G. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.
Realized and unrealized gains and losses are included in the Statement of Operations. At June 30, 2010, none of the Funds held forward currency contracts.
J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
K. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
L. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to such Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
M. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under

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these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Financial Instruments
As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments including, options, futures, options on futures, structured notes and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of short sales, options, futures, options on futures, structured notes and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, structured notes, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.
Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by Rydex Investments, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.
3.    Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
Certain Funds seek to gain exposure to their respective benchmarks by investing in commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Approximate percentage
of Fund’s net assets
Fund	on a daily basis
Long/Short Commodities Strategy Fund	90%
Multi-Hedge Strategies Fund	120%
Commodities Strategy Fund	80%

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2010:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
	Investment Securities	Written Options at Market Value
Currency/Commodity/Interest rate contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
The following table sets forth the fair value of the Funds’ derivative contracts by primary risk exposure as of June 30, 2010:

	Asset Derivative Investments Value
		Written
	Futures	Option	Futures	Futures	Futures	Total Value at
	Equity	Equity	Currency	Commodity	Interest Rate	June 30,
Fund	Contracts*	Contracts	Contracts*	Contracts*	Contracts*	2010
Long/Short Commodities Strategy Fund	$—	$—	$—	$2,220,245	$—	$2,220,245
Multi-Hedge Strategies Fund	300,717	—	365,164	236,249	174,774	1,076,904
Commodities Strategy Fund	522,477	—	—	—	—	522,477

	Liability Derivative Investments Value
		Written
	Futures	Option	Futures	Futures	Futures	Total Value at
	Equity	Equity	Currency	Commodity	Interest Rate	June 30,
Fund	Contracts*	Contracts	Contracts*	Contracts*	Contracts*	2010
Long/Short Commodities Strategy Fund	$—	$—	$—	$447,726	$—	$447,726
Multi-Hedge Strategies Fund	227,465	24,425	614,845	61,420	129,358	1,057,513
Commodities Strategy Fund	—	—	—	88,505	—	88,505

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations as of June 30, 2010:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on written options
Currency/Commodity/Interest rate contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of June 30, 2010:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
		Written
	Futures	Option	Futures	Futures	Futures
	Equity	Equity	Currency	Commodity	Interest Rate
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Long/Short Commodities Strategy Fund	$—	$—	$—	$(3,348,658)	$—	$(3,348,658)
Multi-Hedge Strategies Fund	2,614,648	(1,780,578)	(759,714)	(941,501)	(88,364)	(955,509)
Commodities Strategy Fund	(1,538,114)	—	—	(1,479,970)	—	(3,018,084)
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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
		Written
	Futures	Option	Futures	Futures	Futures
	Equity	Equity	Currency	Commodity	Interest Rate
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Long/Short Commodities Strategy Fund	$—	$—	$—	$740,270	$—	$740,270
Multi-Hedge Strategies Fund	(552,763)	239,581	197,444	(35,950)	209,732	58,044
Commodities Strategy Fund	—	—	—	341,641	—	341,641
4.    Call Options Written
Transactions in options written during the period ended June 30, 2010, were as follows:

	Multi-Hedge Strategies Fund
	Number of	Premiums
	Contracts	Received
Options outstanding at December 31, 2009	517	$831,554
Options written	2,181	1,998,837
Options terminated in closing purchase transactions	(908)	(2,792,908)
Options expired	(425)	(11,213)
Options exercised	—	—

Options outstanding at June 30, 2010	1,365	$26,270
5.    Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Commodities Strategy Fund; 0.90% of the average daily net assets of the Long/Short Commodities Strategy Fund, and 1.15% of the average daily net assets of the Multi-Hedge Strategies Fund.
As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.
Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.20% of the average daily net assets of the Y-Class for the Long/Short Commodities Strategy Fund and 0.25% of the average daily net assets of the remaining Fund classes. Fees related to the Multi-Hedge Strategies Fund are paid by Rydex Investments, as previously noted.
Rydex Investments provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund. Fees related to the Multi-Hedge Strategies Fund are paid by Rydex Investments, as previously noted.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Certain expenses allocated to the Multi-Hedge Strategies Fund are paid by Rydex Investments, as previously noted.
The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Alternative Strategies Allocation Fund and 1.00% of the remaining Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual distribution fee of 0.75% for the Funds
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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

reimburses the Distributor for paying the shareholder’s financial advisor an on-going sales commission. The Distributor advances the first year’s service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
For the period ended June 30, 2010 the Distributor retained sales charges of $379,959 relating to sales of A-Class shares of the Trust. Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
6.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 – 2009), and has concluded that no provision for income tax was required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, unsettled short sales and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
Long/Short Commodities Strategy Fund	$6,317,375	$12,650	$(964,900)	$(952,250)
Multi-Hedge Strategies Fund	71,963,514	3,550,476	(2,205,765)	1,344,711
Commodities Strategy Fund	29,982,308	141,210	—	141,210
7.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

The repurchase agreements executed by the joint account and outstanding at June 30, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price
Mizuho Financial Group, Inc.	0.00% due 07/01/10	$515,000,000	$515,000,000	$515,000,000
HSBC Group	0.00% due 07/01/10	435,000,000	435,000,000	435,000,000
Credit Suisse Group	0.01% due 07/01/10	424,109,455	424,109,455	424,109,573
Morgan Stanley	0.01% due 07/01/10	235,000,000	235,000,000	235,000,033
Deutsche Bank	0.00% due 07/01/10	100,000,000	100,000,000	100,000,000

			$1,709,109,455	$1,709,109,606

At June 30, 2010, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value
U.S. Treasury Notes	02/29/12 – 11/15/18	0.88% – 3.75%	$783,607,200	$814,584,411
U.S. Treasury Bills	10/21/10 – 11/26/10	0.00%	485,330,000	485,013,061
U.S. Treasury Bond	02/15/38	4.38%	405,927,600	443,700,042

				$1,743,297,514

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
8.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2010:

	Level 1	Level 1		Level 2	Level 2
	Investments	Other Financial		Investments	Other Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	Total
Assets
Long/Short Commodities Strategy Fund	$—	$1,772,519		$150,833,292	$—		$152,605,811
Multi-Hedge Strategies Fund	54,881,986	43,816		18,426,240	—		73,352,042
Commodities Strategy Fund	262,059	433,972		29,861,021	—		30,557,052

Liabilities
Long/Short Commodities Strategy Fund	—	—		—	—		—
Multi-Hedge Strategies Fund	38,890,125	—		—	—		38,890,125
Commodities Strategy Fund	—	—		—	—		—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (concluded)

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective December 31, 2009. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended June 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
9.    Securities Transactions
For the period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

	Long/Short
	Commodities	Multi-Hedge	Commodities
	Strategy Fund	Strategy Fund	Strategy Fund
Purchases	$21,000,000	$66,902,759	$11,837,229
Sales	$2,138,672	$66,185,195	$25,985,688
10.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. As of and for the period ended June 30, 2010, the Funds did not have any outstanding borrowings under this agreement.
11.    New Share Classes
On March 29, 2010, the Long/Short Commodities Strategy Fund introduced the Y-Class share class.
On May 3, 2010, the Long/Short Commodities Strategy Fund and the Multi-Hedge Strategies Fund introduced the I-Class institutional share class.
12.    Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements.
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
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OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Proxy Results
At a special meeting of shareholders held on June 18, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex Series Funds and Rydex Advisors, LLC. A description of the number of shares voted is as follows:

	Shares	Shares	Shares
Fund	For	Against	Abstained
Long/Short Commodities Strategy Fund	2,042,114	67,241	86,789
Multi-Hedge Strategies Fund	2,752,097	53,103	54,677
Commodities Strategy Fund	989,966	46,564	74,574
At a special meeting of shareholders held on June 18, 2010, the shareholders of the Funds also voted on whether to approve a change to a fundamental investment policy on borrowing money, consistent with applicable law. A description of the number of shares voted is as follows:

	Shares	Shares	Shares
Fund	For	Against	Abstained
Long/Short Commodities Strategy Fund	1,980,105	123,022	93,015
Multi-Hedge Strategies Fund	2,736,499	64,530	58,848
Commodities Strategy Fund	948,886	88,537	73,677
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
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4

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	144
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	144
Trustee (1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	144
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	144
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	144
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	144
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	144
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

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5

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)
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6

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS — concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
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10

Item 2. Code of Ethics.
Not applicable at this time.
Item 3. Audit Committee Financial Expert.
Not applicable at this time.
Item 4. Principal Accountant Fees and Services.
Not applicable at this time.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable
Item 11. Controls and Procedures.
(a)     Based on their evaluation on September 3, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Advisors, LLC (“RA” or the “Advisor”), the investment advisor and manager of the Trust, or Rydex Distributors, LLC. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RA, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b)     There were no significant changes in the Trust’s or RA’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b)     A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)
CERTIFICATIONS
I, Richard M. Goldman , certify that:
1. I have reviewed this report on Form N-CSR of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 3, 2010
/s/ Richard M. Goldman
Richard M. Goldman, President

EX.-12(a)(2)(ii)
CERTIFICATIONS
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 3, 2010
/s/ Nick Bonos
Nick Bonos, Vice President & Treasurer

EX. -12(b)(i)
CERTIFICATIONS
I, Richard M. Goldman, President of Rydex Series Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: September 3, 2010

/s/ Richard M. Goldman
Richard M. Goldman, President

EX. -12(b)(ii)
CERTIFICATIONS
I, Nick Bonos, Vice President and Treasurer of Rydex Series Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: September 3, 2010

/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Richard M. Goldman

Richard M. Goldman, President

Date	September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman

Richard M. Goldman, President

Date	September 3, 2010

By (Signature and Title)*	/s/ Nick Bonos

Nick Bonos, Vice President and Treasurer

Date	September 3, 2010

* Print the name and title of each signing officer under his or her signature.